Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Trading Symbol	LGDI
Entity Registrant Name	LEGEND INTERNATIONAL HOLDINGS INC
Entity Central Index Key	0001132143
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheet	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Jun. 30, 2013 Retained (Deficit) Prior to Exploration Activities AUD	Dec. 31, 2012 Retained (Deficit) Prior to Exploration Activities USD ($)	Dec. 31, 2012 Retained (Deficit) Prior to Exploration Activities AUD	Dec. 31, 2011 Retained (Deficit) Prior to Exploration Activities AUD	Jun. 30, 2013 Retained (Deficit) During Exploration Period AUD	Dec. 31, 2012 Retained (Deficit) During Exploration Period USD ($)	Dec. 31, 2012 Retained (Deficit) During Exploration Period AUD	Dec. 31, 2011 Retained (Deficit) During Exploration Period AUD	Dec. 31, 2012 As Previously Presented USD ($)	Dec. 31, 2012 As Previously Presented AUD	Dec. 31, 2011 As Previously Presented AUD	Dec. 31, 2012 Retained (deficit) During Development Period USD ($)	Dec. 31, 2012 Retained (deficit) During Development Period AUD	Dec. 31, 2011 Retained (deficit) During Development Period AUD
Current Assets:
Cash	78,000	$ 2,997,000	2,889,000	1,714,000
Receivables	62,000	456,000	440,000	478,000
Prepayments	46,000	128,000	123,000	132,000
Receivables - affiliates		481,000	464,000
Marketable securities	63,000
Assets held for sale	1,315,000	3,497,000	3,371,000
Inventories	150,000	178,000	172,000	110,000
Total Current Assets	1,714,000	7,737,000	7,459,000	2,434,000
Non-Current Assets:
Property and equipment, net	2,186,000	7,894,000	7,610,000	12,809,000
Other investments	200,000		379,000										207,000	200,000	200,000
Investment in unconsolidated entities		186,000	179,000	1,306,000
Deposits	465,000	1,125,000	1,085,000	1,154,000
Receivables - affiliates		395,000	381,000	708,000
Prepayments		19,000	18,000	27,000
Development costs	2,985,000	2,974,000	2,867,000	1,682,000
Mineral rights		14,621,000	14,095,000	15,493,000
Goodwill		1,134,000	1,093,000	1,093,000
Total Non-Current Assets	5,836,000	28,555,000	27,528,000	34,472,000
Total Assets	7,550,000	36,292,000	34,987,000	36,906,000
Current Liabilities:
Accounts payable and accrued expenses	1,274,000	2,739,000	2,640,000	2,145,000
Accrued financing costs		6,681,000	6,441,000
Advances from affiliates		2,348,000	2,264,000	2,295,000
Convertible notes		10,373,000	10,000,000
Current tax liability		674,000	650,000
Current portion of long-term debt		322,000	310,000	296,000
Lease liability	81,000	148,000	143,000	283,000
Total Current Liabilities	1,355,000	23,285,000	22,448,000	5,019,000
Non Current Liabilities:
Reclamation and rehabilitation provision	66,000	1,134,000	1,093,000	969,000
Long-term debt		2,281,000	2,199,000	2,559,000
Lease liability	64,000	113,000	109,000	197,000
Total Non Current Liabilities	130,000	3,528,000	3,401,000	3,725,000
Total Liabilities	1,485,000	26,813,000	25,849,000	8,744,000
Commitments and Contingencies
Stockholders' Equity
Preferred stock: US$.001 par value, 20,000,000 shares authorised, none issued and outstanding.
Common stock, value	436,000	309,000	298,000	275,000
Additional paid-in-capital	174,497,000	173,034,000	166,812,000	164,200,000
Retained (deficit)					(839,000)	(870,000)	(839,000)	(839,000)	(107,617,000)	(111,631,000)	(107,617,000)	(107,617,000)				(64,867,000)	(62,534,000)	(39,114,000)
Retained (deficit) during development period	(60,412,000)		(62,534,000)
Legend Stockholders' Equity (Deficit)	6,065,000	(4,025,000)	(3,880,000)	16,905,000
Non-controlling interests		13,504,000	13,018,000	11,257,000
Total Equity	6,065,000	9,479,000	9,138,000	28,162,000	(839,000)		(839,000)	(839,000)	(107,617,000)		(107,617,000)	(107,617,000)					(62,534,000)	(39,114,000)
Total Liabilities and Equity	7,550,000	$ 36,292,000	34,987,000	36,906,000

Consolidated Balance Sheet (Parenthetical)	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2012 As Previously Presented	Dec. 31, 2011 As Previously Presented
Preferred stock, par value	0.001		0.001
Preferred stock, shares authorised	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	0.001	$ 0.001	0.001
Common stock, shares authorised	1,250,000,000	1,250,000,000	1,250,000,000	400,000,000	400,000,000
Common stock, shares issued	391,547,971	249,047,971	249,047,971	249,047,971	249,047,971
Common stock, shares outstanding	391,547,971	249,047,971	249,047,971	226,407,246	226,407,246

Consolidated Statements of Comprehensive Loss Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended				144 Months Ended	150 Months Ended
	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD
Revenues:
Sales									6,000	6,000
less cost of sales									(1,000)	(1,000)
Gross profit									5,000	5,000
Other income
Interest income - related entity					75,000	72,000		136,000	513,000	441,000
Interest income - other	22,000	45,000	38,000	80,000	167,000	161,000		506,000	9,783,000	8,928,000
Other					61,000	59,000		591,000	1,742,000	12,000
Total other income	22,000	45,000	38,000	80,000	303,000	292,000		1,233,000	12,038,000	9,381,000
Costs and expenses:
Legal, accounting and professional	204,000	738,000	271,000	1,274,000	1,857,000	1,790,000		797,000	5,422,000	5,173,000
Exploration expenditure	613,000	1,542,000	1,241,000	2,794,000	7,849,000	7,566,000		15,033,000	93,084,000	73,995,000
Aircraft costs	93,000	142,000	364,000	368,000	797,000	769,000		934,000	3,584,000	3,948,000
Stock based compensation		11,000		25,000	46,000	44,000	460,000	452,000		12,817,000
Interest expense	287,000	449,000	639,000	555,000	1,310,000	1,263,000		292,000	1,826,000	2,452,000
Financing costs	31,000	125,000	170,000	609,000	6,489,000	6,256,000			6,256,000	6,426,000
Impairment of investment									327,000	327,000
Amortization of mineral rights		349,000	350,000	699,000	1,450,000	1,398,000		1,398,000	4,777,000	5,128,000
Administration expenses	848,000	1,368,000	1,715,000	3,008,000	8,284,000	7,987,000		8,084,000	56,971,000	43,778,000
Total costs and expenses	2,076,000	4,375,000	4,400,000	8,633,000	(28,036,000)	(27,029,000)		(26,538,000)	(172,247,000)	148,916,000
(Loss) from operations	(2,054,000)	(4,330,000)	(4,362,000)	(8,553,000)	(27,733,000)	(26,737,000)		(25,305,000)	(160,204,000)	(139,530,000)
Foreign currency exchange gain/(loss)	(217,000)	(83,000)	(222,000)	(25,000)	(18,000)	(16,000)		(45,000)	(167,000)	(444,000)
Adjustment to fair value on stepped acquisition									2,201,000	2,201,000
Impairment of equity investment				(471,000)	(718,000)	(692,000)		(5,654,000)	(6,346,000)	(6,125,000)
Impairment of other investment								(719,000)	(719,000)	(719,000)
Recovery of (provision for) allowance for doubtful receivables	1,595,000	859,000	434,000	1,803,000	2,427,000	2,340,000		(6,839,000)	(4,499,000)	(2,870,000)
Realized/unrealised gain/(loss) on marketable securities	(39,000)		(39,000)							147,000
Realised gain(loss) on marketable securities								(66,000)	186,000
Loss on other investments								(371,000)	(371,000)	(371,000)
Gain/(loss) from sale of property and equipment	17,000	19,000	(9,000)	19,000	98,000	94,000		(168,000)	(74,000)	(83,000)
Writeoff/writedown of assets	(15,000)	(3,000)	(960,000)	(3,000)	(338,000)	(326,000)		(34,000)	(605,000)	(1,562,000)
(Loss) before income taxes and equity in losses of unconsolidated entities	(713,000)	(3,538,000)	(5,158,000)	(7,230,000)	(26,282,000)	(25,337,000)		(39,201,000)	(170,598,000)	(151,557,000)
Benefit from /(provision) for income taxes			32,000	(650,000)	(674,000)	(650,000)			(650,000)	(618,000)
(Loss) from continuing operations before equity in (losses) of unconsolidated entities	(713,000)	(3,538,000)	(5,126,000)	(7,880,000)	(26,956,000)	(25,987,000)		(39,201,000)	(171,248,000)	(152,175,000)
Equity in (losses) of unconsolidated entity				(124,000)	(451,000)	(435,000)		(7,495,000)	(9,716,000)	(8,750,000)
Net (loss) from continuing operations	(713,000)	(3,538,000)	(5,126,000)	(8,004,000)		(18,759,000)		(39,130,000)		(160,925,000)
Net (loss)			(5,126,000)	(8,004,000)	(27,407,000)	(26,422,000)		(46,696,000)	(180,964,000)	(160,925,000)
Discontinued operations
Gain on disposal of discontinued operations			9,194,000							9,194,000
Equity in (losses) of unconsolidated entities		(129,000)	(25,000)	(185,000)						(991,000)
Net (loss) from discontinued operations		165,000	(2,723,000)	(1,524,000)						(24,345,000)
Amortization of mineral rights		(349,000)	(350,000)	(699,000)	(1,450,000)	(1,398,000)		(1,398,000)	(4,777,000)	(5,128,000)
Adjustment to fair value on stepped acquisition									2,201,000	2,201,000
Net profit/(loss) attributable to non-controlling interests of discontinued operations		(109,000)	1,152,000	593,000						12,189,000
Net income/(loss) from discontinued operations		(422,000)	7,248,000	(1,815,000)		(4,661,000)		(4,084,000)		(6,880,000)
Net (gain)/loss attributable to non-controlling interests			1,152,000		3,114,000	3,002,000		2,619,000	11,037,000
Net income/(loss) attributable to Legend stockholders	(713,000)	(3,960,000)	2,122,000	(9,819,000)	(24,293,000)	(23,420,000)		(44,077,000)	(169,927,000)	(167,805,000)
Other Comprehensive Income/(Loss)
Foreign currency translation adjustments								863,000	(1,063,000)	(1,063,000)
Comprehensive income/(loss) attributable to Legend stockholders	(713,000)	(3,960,000)	2,122,000	(9,819,000)	$ (24,293,000)	(23,420,000)		(43,214,000)	(170,990,000)	(168,868,000)
Amounts attributable to Legend stockholders:
Net gain/(loss) from continuing operations per share	0	(0.02)	(0.02)	(0.03)						(1.27)
Net gain/(loss) from discontinued operations per share	0	0	0.03	(0.01)						(0.06)
Basic and diluted net gain/(loss) per common equivalent shares	0	(0.02)	0.01	(0.04)	$ (0.1)	(0.1)		(0.19)	(1.43)	(1.33)
Weighted average number of common equivalent shares used in per share calculations	314,405	226,905	291,852	226,656	237,913	237,913	226,405	226,405	119,926	127,343

Consolidated Statements of Stockholders' Equity (Deficit)	Total USD ($)	Total AUD	Founder AUD	Cash AUD	Cashless Exercise of Option	Positive Outcome of Litigation AUD	Consulting Fees AUD	Registration Payment Arrangements AUD	Common Stock AUD	Common Stock Founder AUD	Common Stock Cash AUD	Common Stock Cashless Exercise of Option AUD	Common Stock Positive Outcome of Litigation AUD	Common Stock Consulting Fees AUD	Common Stock Registration Payment Arrangements	Additional Paid-In Capital AUD	Additional Paid-In Capital Founder AUD	Additional Paid-In Capital Cash AUD	Additional Paid-In Capital Cashless Exercise of Option AUD	Additional Paid-In Capital Positive Outcome of Litigation AUD	Additional Paid-In Capital Consulting Fees AUD	Additional Paid-In Capital Registration Payment Arrangements AUD	Retained (Deficit) Prior to Exploration Activities AUD	Retained (Deficit) During Exploration Period AUD	Retained (deficit) During Development Period AUD	Non-Controlling Interests AUD
Beginning Balance at Jan. 05, 2001
Shares issued (in shares)											616,000
Shares issued				18,000							1,000							17,000
Shares issued for services at US$0.022 in 2003 & 2004 and US$0.05 in 2001 per share (in shares)									146,000	4,298,000
Shares issued for services at US$0.022 in 2003 & 2004 and US$0.05 in 2001 per share		4,000	124,000							5,000						4,000	119,000
Net Loss		(131,000)																					(131,000)
Ending Balance at Dec. 31, 2001		15,000							6,000							140,000							(131,000)
Ending Balance (in shares) at Dec. 31, 2001									5,060,000
Shares issued (in shares)											225,000
Shares issued				6,000														6,000
Shares issued for officer's compensation (in shares)									11,250,000
Shares issued for officer's compensation		163,000							15,000							148,000
Net Loss		(183,000)																					(183,000)
Ending Balance at Dec. 31, 2002		1,000							21,000							294,000							(314,000)
Ending Balance (in shares) at Dec. 31, 2002									16,535,000
Shares issued for services at US$0.022 in 2003 & 2004 and US$0.05 in 2001 per share (in shares)									5,026,000
Shares issued for services at US$0.022 in 2003 & 2004 and US$0.05 in 2001 per share		146,000							7,000							139,000
Net Loss		(157,000)																					(157,000)
Ending Balance at Dec. 31, 2003		(10,000)							28,000							433,000							(471,000)
Ending Balance (in shares) at Dec. 31, 2003									21,561,000
Shares issued for services at US$0.022 in 2003 & 2004 and US$0.05 in 2001 per share (in shares)									2,005,000
Shares issued for services at US$0.022 in 2003 & 2004 and US$0.05 in 2001 per share		58,000							3,000							55,000
Options issued for consulting and services fees		161,000														161,000
Loan forgiveness-former major shareholder		12,000														12,000
Net Loss		(235,000)																					(235,000)
Ending Balance at Dec. 31, 2004		(14,000)							31,000							661,000							(706,000)
Ending Balance (in shares) at Dec. 31, 2004									23,566,000
Shares issued on exercise of options												17,086,000
Shares issued on exercise of options												22,000							(22,000)
Net Loss		(75,000)																					(75,000)
Ending Balance at Dec. 31, 2005		(89,000)							53,000							639,000							(781,000)
Ending Balance (in shares) at Dec. 31, 2005									40,652,000
Cost of share issues		(128,000)														(128,000)
Shares issued (in shares)											12,757,000		113,000
Shares issued				3,872,000		35,000					17,000		0					3,855,000		35,000
Shares issued on exercise of options												72,281,000
Shares issued on exercise of options												93,000							(93,000)
Amortization of options under stock option plan		115,000														115,000
Net Loss		(4,536,000)																					(58,000)	(4,478,000)
Ending Balance at Dec. 31, 2006		(731,000)							163,000							4,423,000							(839,000)	(4,478,000)
Ending Balance (in shares) at Dec. 31, 2006									125,803,000
Cost of share issues		(1,675,000)														(1,675,000)
Shares issued (in shares)											47,687,000			2,604,000
Shares issued				25,742,000			1,004,000				56,000			3,000				25,686,000			1,001,000
Shares issued on exercise of options												75,000
Shares issued as a result of delay in lodgement of registration statement (in shares)									200,000
Shares issued as a result of delay in lodgement of registration statement		364,000														364,000
Shares issued for part-settlement of the acquisition of rights to exploration licences under agreement (in shares)									500,000
Shares issued for part-settlement of the acquisition of rights to exploration licences under agreement		518,000							1,000							517,000
Amortization of options under stock option plan		376,000														376,000
Net Loss		(8,638,000)																						(8,638,000)
Ending Balance at Dec. 31, 2007		16,960,000							223,000							30,692,000							(839,000)	(13,116,000)
Ending Balance (in shares) at Dec. 31, 2007									176,869,000
Cost of share issues		(5,964,000)														(5,964,000)
Shares issued (in shares)		42,000,000									42,000,000			31,000	458,000
Shares issued		110,028,293		110,028,000			147,000	900,000			44,000							109,984,000			147,000	900,000
Shares issued for services at US$0.022 in 2003 & 2004 and US$0.05 in 2001 per share (in shares)		30,800
Shares issued for services at US$0.022 in 2003 & 2004 and US$0.05 in 2001 per share		147,588
Shares issued on exercise of options		1,522,358							5,436,000			1,522,000
Shares issued on exercise of options		13,724,000							6,000			2,000				13,718,000			(2,000)
Amortization of options under stock option plan		5,186,000														5,186,000
Net Loss		(14,222,000)																						(14,222,000)
Ending Balance at Dec. 31, 2008		126,759,000							275,000							154,661,000							(839,000)	(27,338,000)
Ending Balance (in shares) at Dec. 31, 2008									226,316,000
Shares issued on exercise of options		18,000							18,000
Shares issued on exercise of options		3,000														3,000
Amortization of options under stock option plan		4,260,000														4,260,000
Net Loss from operations		(38,066,000)																						(38,066,000)
Net loss from discontinued operations		(247,000)																						(247,000)
Fair value of non-controlling interest		10,261,000																								10,261,000
Net change in controlling/non-controlling interest		13,541,000														4,842,000										8,699,000
Net loss attributable to non-controlling stockholders		(1,612,000)																								(1,612,000)
Net Loss attributable to Legend stockholders		(38,313,000)																						(38,313,000)
Ending Balance at Dec. 31, 2009		114,899,000							275,000							163,766,000							(839,000)	(65,651,000)		17,348,000
Ending Balance (in shares) at Dec. 31, 2009									226,334,000
Shares issued (in shares)		66,282
Shares issued on exercise of options		1,000,000			333,334							66,000
Amortization of options under stock option plan		1,728,000														1,728,000
Options issued for consulting and services fees		247,000														247,000
Net Loss from operations		(32,730,000)																						(32,730,000)
Net loss from discontinued operations		(5,136,000)																						(5,136,000)
Adjustment due to purchase of additional shares in subsidiary		(4,032,000)														(2,705,000)										(1,327,000)
Adjustment due to issue of shares by subsidiary		2,464,000														772,000										1,692,000
Net loss attributable to non-controlling stockholders		(3,803,000)																								(3,803,000)
Net Loss attributable to Legend stockholders		(37,866,000)																						(37,866,000)
Ending Balance at Dec. 31, 2010		73,637,000							275,000							163,808,000							(839,000)	(103,517,000)		13,910,000
Ending Balance (in shares) at Dec. 31, 2010									226,400,000
Shares issued (in shares)		7,572
Shares issued on exercise of options					9,000							7,000
Amortization of options under stock option plan		452,000														452,000
Net Loss from operations		(39,130,000)																						(4,100,000)	(35,030,000)
Net loss from discontinued operations		(4,084,000)																							(4,084,000)
Net Loss		(46,696,000)
Adjustment due to purchase of additional shares in subsidiary		(94,000)														(60,000)										(34,000)
Net loss attributable to non-controlling stockholders		(2,619,000)																								(2,619,000)
Net Loss attributable to Legend stockholders		(43,214,000)																						(4,100,000)	(39,114,000)
Ending Balance at Dec. 31, 2011		28,162,000							275,000							164,200,000							(839,000)	(107,617,000)	(39,114,000)	11,257,000
Ending Balance (in shares) at Dec. 31, 2011									226,407,000
Shares issued (in shares)	22,640,725										22,640,000
Shares issued		2,255,726		2,256,000							23,000							2,233,000
Amortization of options under stock option plan		44,000														44,000
Net Loss from operations		(18,759,000)																							(18,759,000)
Net loss from discontinued operations		(4,661,000)																							(4,661,000)
Net Loss	(27,407,000)	(26,422,000)
Adjustment due to purchase of additional shares in subsidiary		(32,000)														(3,000)										(29,000)
Adjustment due to issue of shares by subsidiary		5,130,000														338,000										4,792,000
Net loss attributable to non-controlling stockholders	(3,114,000)	(3,002,000)																								(3,002,000)
Net Loss attributable to Legend stockholders		(23,420,000)																							(23,420,000)
Ending Balance at Dec. 31, 2012	9,479,000	9,138,000							298,000							166,812,000							(839,000)	(107,617,000)	(62,534,000)	13,018,000
Ending Balance (in shares) at Dec. 31, 2012									249,047,000
Shares issued (in shares)	142,500,000										142,500,000
Shares issued	7,125,000			6,932,000							138,000							6,794,000
Net Loss from operations		(5,126,000)																							(5,126,000)
Net loss from discontinued operations		7,248,000																							7,248,000
Net Loss		(5,126,000)
Adjustment due to issue of shares by subsidiary		7,140,000														891,000										6,249,000
Adjustment for deconsolidation of subsidiary		(18,115,000)																								(18,115,000)
Net loss attributable to non-controlling stockholders		(1,152,000)																								(1,152,000)
Ending Balance at Jun. 30, 2013		6,065,000							436,000							174,497,000							(839,000)	(107,617,000)	(60,412,000)
Ending Balance (in shares) at Jun. 30, 2013									391,547,000

Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2001
Shares issued for services rendered, per share	$ 0.022	$ 0.022	$ 0.05
Founder
Shares issued for services rendered, per share			$ 0.05

Consolidated Statement of Cash Flows	6 Months Ended		12 Months Ended			144 Months Ended	150 Months Ended
	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Jun. 30, 2013 Employees AUD	Jun. 30, 2013 Consulting Fees AUD	Jun. 30, 2013 Exploration Agreement AUD	Jun. 30, 2013 Registration Payment Arrangements AUD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (Loss)	(5,126,000)	(8,004,000)	$ (27,407,000)	(26,422,000)	(46,696,000)	(180,964,000)	(160,925,000)
Adjustments to reconcile net (loss) to net cash(used) by operating activities:
Foreign currency exchange gain/(loss)	222,000	25,000	18,000	16,000	45,000	167,000	444,000
Unrealised gain on marketable securities	39,000				437,000	185,000	(212,000)
Shares and Options issued for Stock Based Compensation
Stock based compensation		25,000	46,000	44,000	452,000		12,817,000	12,816,000	778,000	518,000	1,265,000
Provision for reclamation and remediation	(19,000)	(9,000)	(128,000)	(123,000)	44,000	847,000	760,000
(Profit)loss on sale of property and equipment	9,000	(19,000)	(98,000)	(94,000)	168,000	57,000	486,000
Writedown/writeoff of assets	960,000	3,000	338,000	326,000	34,000	605,000	1,562,000
Depreciation and amortization	278,000	469,000	3,075,000	2,964,000	4,052,000	11,359,000	5,388,000
Adjustment to fair value on stepped acquisition						(2,201,000)	(2,201,000)
Equity accounting loss		124,000	451,000	435,000	7,495,000	9,716,000	8,750,000
Impairment of equity investment		471,000	718,000	692,000	5,654,000	6,346,000	6,125,000
Impairment of other investment					719,000	719,000	719,000
Allowance for doubtful receivable	(434,000)	(1,803,000)	(2,427,000)	(2,340,000)	6,839,000	4,499,000	2,870,000
Interest receivable	(3,000)	(2,000)	(4,000)	(4,000)	(139,000)	(413,000)	(414,000)
Accrued interest added to principal		425,000			31,000	68,000	68,000
Net Change in:
Receivables	270,000	(8,000)	(103,000)	(99,000)	664,000	(879,000)	(2,099,000)
Prepayments and deposits	101,000	(71,000)	90,000	87,000	804,000	(1,545,000)	(1,469,000)
Inventories	31,000		(64,000)	(62,000)		(172,000)	(79,000)
Accrued financing cost	(6,441,000)		6,681,000	6,441,000		6,441,000
Accounts payable and accrued expenses	(848,000)	956,000	1,292,000	1,247,000	11,000	2,866,000	(1,403,000)
Net Cash (Used) by Operating Activities	(10,961,000)	(7,418,000)	(17,522,000)	(16,892,000)	(19,386,000)	(126,922,000)	(124,052,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of trading securities					1,933,000	3,205,000	3,205,000
Investment in trading securities						(1,284,000)	(1,284,000)
Investment in equity accounted investments					(23,000)	(19,299,000)	(18,759,000)
Acquisition of subsidiary						(327,000)	(327,000)
Investment in consolidated entity		(7,000)	(33,000)	(32,000)	(148,000)	(13,411,000)	(13,411,000)
Proceeds from sale of subsidiary	12,740,000						12,740,000
Purchase of property and equipment	(38,000)	(10,000)	(131,000)	(126,000)	(1,912,000)	(16,616,000)	(13,628,000)
Development costs	(118,000)	(887,000)	(1,229,000)	(1,185,000)	(1,682,000)	(2,867,000)	(2,985,000)
Proceeds from sale of property and equipment	4,668,000	36,000	162,000	156,000	215,000	481,000	5,149,000
Net Cash (Used) In Investing Activities	17,252,000	(868,000)	(1,231,000)	(1,187,000)	(1,617,000)	(50,118,000)	(29,300,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances payable - affiliates	(1,187,000)	1,803,000	2,501,000	2,411,000	(2,098,000)	(2,600,000)	(2,014,000)
Repayment of convertible debenture	(10,459,000)					(130,000)	(10,589,000)
Repayment of shareholder advance						(1,000)	(1,000)
Repayment under finance leases	(84,000)	(113,000)	(318,000)	(307,000)	(381,000)	(1,445,000)	(1,346,000)
Proceeds from convertible debenture payable		10,000,000	10,373,000	10,000,000		10,130,000	10,130,000
Proceeds from loan					301,000	3,240,000	3,240,000
Repayment for long term debt	(2,548,000)	(145,000)	(302,000)	(291,000)	(290,000)	(581,000)	(3,122,000)
Shareholder advance						7,000	7,000
Net proceeds from issuance of stock	6,932,000	2,256,000	2,340,000	2,256,000	53,000	155,648,000	162,579,000
Proceeds from issuance of stock by controlled entity			5,322,000	5,131,000		21,333,000
Cost of share issues			(21,000)	(20,000)		(7,288,000)	(7,126,000)
Net Cash (Used)/Provided by Financing Activities	(7,339,000)	13,801,000	19,895,000	19,180,000	(2,415,000)	178,313,000	151,758,000
Discontinued Operations
Net income/(loss)	7,248,000	(1,815,000)					(6,880,000)
Operating activities	1,946,000	(1,423,000)					424,000
Investing activities							(3,566,000)
Financing activities		3,238,000					19,216,000
Gain on disposal of subsidiary	(9,194,000)						(9,194,000)
Net Cash Provided by Discontinued Operations
Effect of exchange rate changes on cash	61,000	(27,000)	77,000	74,000	(34,000)	1,616,000	1,672,000
Net increase (decrease) in cash	(987,000)	5,488,000	1,219,000	1,175,000	(23,452,000)	2,889,000	78,000
Cash at beginning of period	1,065,000	351,000		351,000
Cash at beginning of period	2,889,000	1,714,000	1,778,000	1,714,000	25,166,000
Cash at end of period	78,000	5,839,000	2,997,000	2,889,000	1,714,000	2,889,000	78,000
Supplemental Disclosures:
Cash paid for interest	1,433,000	126,000	342,000	55,000	268,000	802,000	1,936,000
Cash paid for income taxes
Shares and options issued for services						1,843,000	1,843,000
Accrued interest and stockholder advances charged to paid in capital						13,000	13,000
Stock issued										518,000	1,265,000
Equipment obtained through a capital lease			76,000	73,000	243,000	1,523,000	1,450,000
Capital lease obligation for exploration costs						4,189,000	4,189,000
Interest in relation to capital lease for exploration costs						42,000	42,000
Fair value of warrants in connection with issuance of capital stock						1,331,000	1,331,000

Organisation and Business	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organisation and Business
1.	ORGANISATION AND BUSINESS

Legend International Holdings, Inc. ("the Company” or “Legend”) was incorporated under the laws of the State of Delaware on January 5, 2001.

Following a change of management in November 2004, the Company developed a new plan of operations for fiscal 2006, which is to engage in mineral exploration and development activities.  The Company's business plan calls for the identification of mineral properties where it can obtain secure title to exploration, development and mining interests. The Company’s preference is to identify large mineral deposits with low operating costs. In July 2006, the Company completed the acquisition of certain diamond mining tenements in Northern Australia. Since that time, the Company has identified that those mining tenements in Northern Australia also have potential for uranium and base metals. In November 2007, the Company acquired mining tenements prospective for phosphate in the State of Queensland, Australia.

During the economic downturn of 2008, Legend also decided that part of the Company’s strategy should be to invest into undervalued mining projects should opportunities arise. This investment would not detract from Legend’s primary goal of developing the Phosphate Project and had the aim of diversifying interests to dilute the effect of identified potential project risks. This was seen as necessary by the Company due to the obviously volatile and unpredictable nature of the commodity markets at the time. Some of these investments include taking a major stake in Merlin Diamonds Ltd (MED) which controls the Merlin Diamond Mine and included MED’s 31.90% interest in Top End Minerals Ltd and an investment in Northern Capital Resources Corporation which controlled gold and zinc assets in Nova Scotia, Canada. These are outlined in further detail below.

Legend had been an exploration stage company between August 2006 and February 2011.

Effective March 1, 2011, Legend is reporting as a development stage company. During February 2011, the Company announced its maiden mineral reserve for its 100% owned Paradise South phosphate project. In accordance with SEC Industry Guide 7, as a result of establishing mineral reserve estimates, Legend has entered into the development stage for this project as it engages in the process of preparing the mineral deposit for extraction, while it continues with its various other exploration activities. Management considers the phosphate business as its main focus of operations and plans to devote a majority of its resources to this area. As a result of establishing the phosphate mineral reserve estimates, the Company will account for development expenditure by capitalizing such costs. Exploration costs incurred on the Company’s other activities will be written off as incurred to the consolidated statements of comprehensive loss.

Legend has been focused on the development of mining, beneficiation and processing of its 100% owned phosphate mineral reserves near Mount Isa in northwest Queensland whilst continuing its exploration activities. Legend has a phased implementation plan to become one of the world's leading suppliers of phosphate fertilizer. The phased implementation plan involves independent development of a direct shipping ore (“DSO”) project, beneficiation project and a fertilizer complex project. The development of these projects is dependent on the phosphate fertilizer market and access to project finance.

On February 13, 2012, the Company announced the restructuring of its phosphate assets in order to facilitate the financing of its 100% owned Paradise phosphate project. This first step involved a transfer of all Legend’s phosphate assets into a 100% owned subsidiary of Legend named Paradise Phosphate Limited (“Paradise”); the issue of 100 million ordinary shares (100% of the issued shares of Paradise) by Paradise to Legend; and funding via a A$10,000,000 convertible note facility (“Convertible Note Agreement”) which was injected into Paradise through Acorn, an Australian financial institution. The intention was that the A$10,000,000 would convert into equity in the subsidiary upon a successful initial public offering (“IPO”) and listing of the subsidiary on ASX within 12 months of the note issue date. Paradise did not proceed with the IPO and listing on ASX due to market conditions and the advanced state of discussions with strategic partners at the time. Legend anticipated that by using an Australian subsidiary it was better placed to lift the profile of the world quality phosphate assets, provide a stronger trading platform that will help maximize its value and enable further capital raising to support the development of phosphate rock production and subsequent value added products.

The convertible note facility of A$10,000,000 to Paradise was repayable 12 months from the completion date of the agreement, subsequently extended to March 10, 2013. The notes bear interest at the nominal rate of 10% per annum (the actual amount of effective interest depends upon the event that triggers repayment). Funds received under the convertible note facility were used to progress the project, its development, production and ultimately the export of phosphate rock from the phosphate deposits. The notes were secured by a security interest in the phosphate assets and in the shares in Paradise. The note agreement calls for an adjustment to the repayment factor if Paradise did not complete the public offering as defined. Acorn agreed to extend the repayment date for 2 months under certain conditions including the finalization of a term sheet for an off-take agreement prior to March 10, 2013. Paradise has entered into a term sheet with a third party and the repayment date has been extended to May 10, 2013. On April 29, 2013, Paradise repaid the convertible note (see note 15 to the financial statements).

Since January 1, 2013, Legend has placed 142.5 million shares of common stock to  third parties at a price of US$0.05 per share to raise US$7.5 million. At June 30, 2013 placement has been completed for 142.5 million shares raising US$7,125,000; and (ii) that it intends to undertake a rights issue of shares to all Legend shareholders, on a pro-rate basis at a price of US$0.05. If fully subscribed, the rights issue will raise approximately US$20,000,000. On January 18, 2013, Legend announced that it had entered into an agreement with a third party to sell 24,000,000 ordinary shares (approximately 13.6%) in MED at a price of A$0.21 per share for a total consideration of A$5,040,000, and on March 12, 2013, it entered into two further contracts to sell a total of 35,000,000 ordinary shares (approximately 19.9%) in MED at a price of A$0.22 per share. Legend closed these transactions in March 2013 and as at June 30, 2013 holds a 0.28% interest in MED.

The Company has historically funded its activities from funds provided by capital raising through the issuance of its shares and from advances from affiliated entities. The Company has in place a planning and budgeting process to help determine the funds required to support the Company's operating requirements and its exploration and development plans. Based on this process and the amount of the Company's cash and other current assets as of June 30, 2013, management believes that the Company has sufficient operating liquidity to sustain its activities through 2013. However, as the Company has not yet commenced income producing activities, it will continue to seek opportunities to raise additional funds from capital raising efforts through the issuance of its shares, funding from affiliated entities as may be available, debt facilities and other financing arrangements until such time as the Company can commence revenue producing activities.

As future development and exploration activities will require additional financing, the Company is pursuing varying strategies to accomplish this including obtaining third parties to take an ownership interest in or to provide financing for the anticipated development activities related to the phosphate project, as well as capital raising through share issuances. In the event the Company is unsuccessful in raising such additional capital, it may not be able to continue active operations.

The financial statements presented herein have been prepared on a consolidated basis to include the accounts of Legend, its wholly owned subsidiaries Paradise Phosphate Limited, Teutonic Minerals Pty Ltd, Legend International Holdings Limited, Legend Diamonds Pty Ltd and Alexya Pty Ltd through June 30, 2013.  Following closing, on March 26, 2013 the Company lost its control in MED.  As a result, at March 26, 2013 Legend de-consolidated the operations of MED. All intercompany balances and transactions have been eliminated in consolidation.

The Company's consolidated financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, Legend has incurred net losses since its inception. Notwithstanding the losses since inception, the Company has been able to continue to raise capital to fund its operations.

1.	ORGANISATION AND BUSINESS

Legend International Holdings, Inc. ("the Company” or “Legend”) was incorporated under the laws of the State of Delaware on January 5, 2001.

Following a change of management in November 2004, the Company developed a new plan of operations for fiscal 2006, which is to engage in mineral exploration and development activities.  The Company's business plan calls for the identification of mineral properties where it can obtain secure title to exploration, development and mining interests. The Company’s preference is to identify large minerals deposits with low operating costs. In July 2006, the Company completed the acquisition of certain diamond mining tenements in Northern Australia. In November 2007, the Company acquired mining tenements prospective for phosphate in the State of Queensland, Australia.

During the economic downturn of 2008, Legend also decided that part of the Company’s strategy should be to invest into undervalued mining projects should opportunities arise. This investment would not detract from Legend’s primary goal of developing the Phosphate Project and had the aim of diversifying interests to dilute the effect of identified potential project risks.  This was seen as necessary by the Company due to the obviously volatile and unpredictable nature of the commodity markets at the time. Some of these investments included taking a major stake in Merlin Diamonds Ltd (“MED”) (formerly North Australian Diamonds Limited) which controls the Merlin diamond mine and includes MED’s current 31.14% interest in Top End Minerals Ltd (“TEM”) and an investment in Northern Capital Resources Corporation (“NCRC”) which controls gold and zinc assets in Nova Scotia, Canada through investments (direct and indirect) in Golden River Resources Corporation (“GRR”) and Acadian Mining Corporation (“Acadian”). These are outlined in further detail below.

Legend had been an exploration stage company between August 2006 and February 2011.

Effective March 1, 2011, Legend is reporting as a development stage company. During February 2011, the Company announced its maiden mineral reserve for its 100% owned Paradise South phosphate project. In accordance with SEC Industry Guide 7, as a result of establishing mineral reserve estimates, Legend has entered into the development stage for this project as it engages in the process of preparing the mineral deposit for extraction, while it continues with its various other exploration activities. Management considers the phosphate business as its main focus of operations and plans to devote a majority of its resources to this area. As a result of establishing the phosphate mineral reserve estimates, the Company accounts for development expenditure by capitalizing such costs. Exploration costs incurred on the Company’s other activities is written off as incurred to the consolidated statements of comprehensive loss. Legend is focused on the development of mining, beneficiation and processing of its 100% owned phosphate mineral reserves near Mount Isa in northwest Queensland whilst continuing its exploration activities. Legend has a phased implementation plan to become one of the world's leading suppliers of phosphate fertilizer.

The Company has historically funded its activities from funds provided by capital raising through the issuance of its shares and from advances from affiliated entities. The Company has in place a planning and budgeting process to help determine the funds required to support the Company's operating requirements and its exploration and development plans. Based on this process and the amount of the Company's cash and other current assets as of December 31, 2012, management believes that the Company has sufficient operating liquidity to sustain its activities through 2013. However, as the Company has not yet generated income producing activities, it will continue to seek opportunities to raise additional funds from capital raising efforts through the issuance of its shares, funding from affiliated entities as may be available, debt facilities and other financing arrangements until such time as the Company can commence revenue producing activities.

As future development and exploration activities will require additional financing, the Company is pursuing varying strategies to accomplish this including obtaining third parties to take an ownership interest in or to provide financing for the anticipated development activities related to the phosphate project, as well as capital raising through share issuances. In the event the Company is unsuccessful in raising such additional capital, it may not be able to continue active operations.

The financial statements presented herein have been prepared on a consolidated basis to include the accounts of Legend, its subsidiaries MED, Paradise Phosphate Limited (“Paradise”), Teutonic Minerals Pty Ltd and Alexya Pty Ltd. All intercompany balances and transactions have been eliminated in consolidation.

The Company's consolidated financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, Legend has incurred net losses since its inception. Notwithstanding the losses since inception, the Company has been able to continue to raise capital to fund its operations.

Other than the arrangements noted above, the Company has not confirmed any other arrangement for ongoing funding.  The Company’s ability to continue operations through fiscal 2013 is dependent upon future funding from capital raisings, or its ability to commence revenue producing operations and positive cash flows.

Significant Accounting Principles and Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Significant Accounting Principles and Policies
2.	SIGNIFICANT ACCOUNTING PRINCIPLES AND POLICIES

The interim Consolidated Financial Statements furnished herein have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) applicable to interim financial information, the instructions to Form 10-Q, and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by US GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and six months ended June 30, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.  For further information, refer to the Consolidated Financial Statements and footnotes thereto included in the Company’s annual report on Form 10-K for the year ended December 31, 2012.

Fair Value Measurement

US GAAP defines fair value and establishes a fair value hierarchy organized into three levels based upon the input assumptions used in pricing assets.  Level 1 inputs have the highest reliability and are related to assets with unadjusted quoted prices in active markets.  Level 2 inputs relate to assets with other than quoted prices in active markets which may include quoted prices for similar assets or liabilities or other inputs which can be corroborated by observable market data. Level 3 inputs are unobservable inputs and are used to the extent that observable inputs do not exist.

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying consolidated financial statements.

3.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed in connection with the preparation of the consolidated financial statements.

Basis of Presentation and Used Estimates

The preparation of financial statements in conformaity with accounting principles generally accepted in the United states of America (“US GAAP”) requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure on contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The functional and reporting currency is the Australian dollar.

Convenience Translation to US$

The consolidated financial statements as of and for the year ended December 31, 2012 have been translated into United States dollars using the rate of exchange of the United States dollar at December 31, 2012 (A$1.00=US$1.0373). The translation was made solely for the convenience of readers in the United States.

Comparative Figures

Where necessary, comparative figures have been reclassified to be consistent with current year presentation with no effect on operations.

Noncontrolling Interests

The Company follows the FASB issued Accounting Standards Codification (“ASC”) guidance for noncontrolling interests which establishes accounting and reporting standards pertaining to: (i) ownership interests in subsidiaries held by parties other than the parent (“noncontrolling interests”), (ii) the amount of net income attributable to the parent and to the noncontrolling interests, (iii) changes in a parent’s ownership interest, and (iv) the valuation of any retained noncontrolling equity investment when a subsidiary is deconsolidated. If a subsidiary is deconsolidated, any retained noncontrolling equity investment in the former subsidiary is measured at fair value and a gain or loss is recognized in net income based on such fair value. For presentation and disclosure purposes, the guidance requires noncontrolling interests to be classified as a separate component of equity. Noncontrolling interests reflect third parties ownership interest in entities that are consolidated as less than 100% owned (see note 7).

Principles of Consolidation

The consolidated financial statements include the assets and liabilities of the Company and the entities it controlled at the end of the financial period and the results of the Company and the entities it controlled during the year.  Where entities are not controlled throughout the entire financial year, the consolidated results include the results of those entities for that part of the period during which control exists. The effect of all transactions between entities in the group and the inter-entity balances are eliminated in full in preparing the consolidated financial statements.

Mineral Property Acquisition, Exploration Costs, Development Costs and Amortization of Mineral Rights

Mineral property acquisition, exploration and development costs are expensed as incurred until such time as economic reserves are quantified. As a result of establishing the Paradise South phosphate reserve estimate after it was determined that a mining deposit can be economically and legally extracted or produced based on established proven and probable reserves, further exploration costs and development costs incurred after such determination capitalized. The establishment of proven and probable reserves is based on results of final feasibility studies which indicate whether a property is economically feasible. Upon commencement of commercial production, capitalized costs will be transferred to the appropriate asset category and amortized over their estimated useful lives. Capitalized costs, net of salvage values, relating to a deposit which is abandoned or considered uneconomic for the foreseeable future, will be written off. Mineral rights are amortized over their estimated useful lives being the Company’s estimated rights to tenure.

Stock Options

For the issuances of stock options, the Company follows the fair value provisions of FASB issued guidance now codification ASC Topic 718, “Compensation-Stock Compensation”. Topic 718 requires the Company to measure the cost of employee services received in exchange for an award of equity instruments based on grant date fair value.  The cost will be recognised over the period during which an employee is required to provide service in exchange for the award – usually the vesting period.  In the case where there is no required service period, the fair value of the equity instruments is expensed immediately.

Comprehensive Income (Loss)

The Company follows ASC Topic 220 “Comprehensive Income” (“ASC 220”). ASC 220 requires a company to report comprehensive income/(loss) and its components in a full set of financial statements. Comprehensive income/(loss) is the change in equity during a period from transactions and other events and circumstances from non-owner sources such as unrealized gains (losses) on foreign currency translation adjustments. Changes in unrealized foreign currency translation adjustments during fiscal 2012 and 2011 amounted to A$nil and A$863,000  respectively. Accordingly, the Comprehensive (loss) attributable to Legend’s shareholders for the years ended December 31, 2012 and 2011 amounted to A$(23,420,000) and A$(43,214,000).

Inventories

Materials and Supplies

Materials and supplies are valued at the lower of average cost or net realizable value.

Loss per Share

The Company follows the FASB ASC Topic 260 “Earnings per Share” provisions which require the reporting of both basic and diluted loss per share. Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted net loss per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Anti-dilutive effects on net loss per share are excluded.

Property and Equipment

Property and equipment is stated at cost.  The Company records depreciation and amortization, when appropriate, using straight-line method over the estimated useful lives of the assets. Expenditures for maintenance and repairs are charged to expense as incurred.   Additions, major renewals and replacements that increase the property's useful life are capitalized. Property sold or retired, together with the related accumulated depreciation is removed from the appropriate accounts and the resultant gain or loss is included in net income (loss).

		At December 31, 2012			At December 31, 2011
	Depreciable Life (in years)	Cost A$000s	Accumulated Depreciation A$000s	Net Book Value A$000s	Cost A$000s	Accumulated Depreciation A$000s	Net Book Value A$000s
Land		231	-	231	1,101	-	1,101
Buildings	40	10	(5)	5	2,978	(195)	2,783
Leasehold Improvements	1-2	182	(99)	83	267	(102)	165
Motor Vehicles	5	1,503	(914)	589	1,615	(806)	809
Equipment	1-10	4,115	(2,106)	2,009	4,343	(1,482)	2,861
Aircraft	5	4,240	(678)	3,562	4,237	(330)	3,907
Construction in Progress		1,131	-	1,131	1,183	-	1,183
		11,412	(3,802)	7,610	15,724	(2,915)	12,809

The depreciation expense for the year ended December 31, 2012 amounted to A$1,566,000 (US$1,624,000) and for the year ended December 31, 2011 amounted to A$1,715,000. Accumulated depreciation on assets written off and/or disposed of for the year ended December 31, 2012 was A$682,000 (US$707,000) and for the year ended December 31, 2011 was A$788,000. Net book value of assets sold/written off for the year ended December 31, 2012 amounted to A$3,759,000 (US$3,899,000) (2011: A$418,000).The amount written off from construction in progress for the year ended December 31, 2012 was A$nil (US$nil) (2011: A$940,000).

Fair Value of Financial Instruments

ASC Topic 825 “Financial Instruments” requires the Company to disclose, when reasonably attainable, the fair market values of its assets and liabilities which are deemed to be financial instruments. The Company’s financial instruments include cash, receivables, other investments, advances due from affiliates, convertible debenture, advances from affiliates, accounts payable and accrued expenses. The carrying amounts of cash, receivables,  accounts payable and accrued expenses approximate their respective fair values due to the short term maturities of these instruments. The carrying value of the convertible debenture is reasonable approximation of its fair value.The fair value of advances due to and from affiliates are not practicable to estimate as no similar market exists for these instruments and as it does not have a specified date of repayment. The carrying amounts of marketable securities comprised of shares are measured at fair value based on unadjusted quoted market prices that are available in active markets as of the reporting date.

The Company’s other financial instruments consists of long-term debt, including current portion. The fair value of the Company’s fixed rate debt based on market prices as of December 31, 2012 was A$2,509,000 (US$2,603,000), based on current interest rates available to us for debt instruments with similar terms, degrees of risk and remaining maturities. The carrying values of these obligations, for each period presented, approximate fair value.

Cash Equivalents

Legend considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents.  For the periods presented there were no cash equivalents.

Federal Income Tax

ASC Topic 740 requires the Company to recognise, measure, present and disclose in its financial statements uncertain tax positions that the Company has taken or expects to take on a tax return. Additionally for tax positions to qualify for deferred tax benefit recognition under ASC 740, the position must have at least “more than likely not” chance of being sustained upon challenge by the respective taxing authorities, and whether or not it meets that criteria is a matter of significant judgement. The Company believes that it does not have any uncertain tax positions that would require the recording or disclosure of a potential tax liability.

The Company follows the asset and liability approach which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. For the period presented, there was no taxable income. There are no deferred income taxes resulting from temporary differences in reporting certain income and expense items for income tax and financial accounting purposes. The Company, at this time, is not aware of any net operating losses which are expected to be realised, therefore a valuation allowance was established.

Foreign Currency Translation

The Company’s functional and reporting currency is the Australian dollar.  Revenue and expenses incurred in a currency other than the reporting currency, Australian dollars are translated at the date incurred or invoiced. Assets and liabilities are re-valued at the period end exchange rate where appropriate. Gains or losses from foreign currency transactions are included in the results of operations. Foreign currency exchange gain/loss in 2012 and 2011 is primarily as a result of the translation of cash maintained in US banking institutions to A$ and long term debt with overseas institutions and amounted to a loss of A$16,000 (US$18,000) in 2012 and a loss of A$45,000 in 2011.

Goods and Services Tax (“GST”)

Revenues, expenses and assets generated in Australia are subject to Australian GST which requires the supplier to add a 10% GST to predominately all expenses and the cost of assets and for the Company to include a 10% GST to the selling price of a product. Revenues, expenses and assets are recognized net of the amount of GST except where the GST incurred on a purchase of goods and services is not recoverable from the taxation authority, in which case the GST is recognized as part of the cost of acquisition of the assets or as part of the expense item as applicable, and receivables and payables are stated with the amount of GST included. The net amount of GST recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the balance sheet. Cash flows are included in the cash flow statement on a gross basis and the GST component of cash flows arising from investing and financing activities which is recoverable from, or payable to, the taxation authority are classified as operating cash flows. Commitments and contingencies are disclosed net of the amount of GST recoverable from, or payable to, the taxation authority

Reclamation and Remediation Obligations (Asset Retirement Obligations)

Reclamation costs are allocated to expense over the life of the exploration activity and are periodically adjusted to reflect changes in the estimated present value resulting from the passage of time and revisions to the estimates of either the timing or amount of the reclamation and remediation costs. The asset retirement obligation is based on when the spending for an existing environmental disturbance will occur. The Company reviews, on at least an annual basis, the asset retirement obligation at each exploration site.

Future remediation costs are accrued based on management’s best estimate at the end of each period of the costs expected to be incurred. Such cost estimates include, where applicable, plugging of drill holes, removal of consumables and ripping of drill pads and tracks. Changes in estimates are reflected in earnings in the period an estimate is revised.

Accounting for reclamation and remediation obligations requires management to make estimates unique to each exploration operation of the future costs the Company will incur to complete the reclamation and remediation work required to comply with existing laws and regulations. Actual costs incurred in future periods could differ from amounts estimated. Additionally, future changes to environmental laws and regulations could increase the extent of reclamation and remediation work required. Any such increases in future costs could materially impact the amounts charged to earnings for reclamation and remediation.

Lease Liability

Leases meeting certain criteria are accounted for as a capital lease. Imputed interest is charged against income. The capitalised value of the assets is depreciated over the estimated useful lives. The Company has entered into leasing agreements of two and three year terms for motor vehicles. Obligations under capital lease are reduced by the rental payments net of imputed interest. All other leases are treated as operating leases.

Impairment of Long-Lived Assets

The Company accounts for its long-lived assets in accordance with ASC Topic 360, “Impairment or Disposal of Long-Lived Assets”. ASC Topic 360 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of its assets, including property, plant and equipment and mineral rights, by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, the impairment loss is recorded equal to the difference between the asset’s carrying value and fair value or disposable value. During 2012, the Company reviewed the assets held and adopted a plan to dispose of some of its assets relating to land and buildings  A$3,361,000 (US$3,486,000) and motor vehicles A$10,000 (US$11,000) which were surplus to its needs. As part of the plan, an impairment loss of A$250,000 (US$260,000) was recognized which is included in write off/writedown of assets, representing the excess of the carrying amount of certain assets over the aggregate of the fair value. All of the impaired assets are part of the current assets – assets held for sale.

Property and Equipment	6 Months Ended
Jun. 30, 2013
Property and Equipment
3.	PROPERTY AND EQUIPMENT

Property and equipment is stated at cost. The Company records depreciation and amortization, when appropriate, using straight-line method over the estimated useful lives of the assets. Expenditures for maintenance and repairs are charged to expense as incurred. Additions, major renewals and replacements that increase the property's useful life are capitalized.  Property sold or retired, together with the related accumulated depreciation is removed from the appropriate accounts and the resultant gain or loss is included in net income (loss).

		At June 30, 2013			At December 31, 2012
	Depreciable Life (in years)	Cost A$000s	Accumulated Depreciation A$000s	Net Book Value A$000s	Cost A$000s	Accumulated Depreciation A$000s	Net Book Value A$000s
Land		231	-	231	231	-	231
Buildings	40	10	(6)	4	10	(5)	5
Leasehold Improvements	1-2	130	(60)	70	182	(99)	83
Motor Vehicles	5	1,209	(862)	347	1,503	(914)	589
Equipment	1-10	1,035	(645)	390	4,115	(2,106)	2,009
Aircraft	5	-	-	-	4,240	(678)	3,562
Construction in Progress		1,144	-	1,144	1,131	-	1,131
		3,759	(1,573)	2,186	11,412	(3,802)	7,610

The depreciation expense for the six months ended June 30, 2013 amounted to A$278,000 and for the six months ended June 30, 2012 amounted to A$469,000 and accumulated depreciation on assets written off and/or disposed of for the six months ended June 30, 2013 was A$913,000. Net book value of assets written off and/or disposed of for the six months ended June 30, 2013 amounted to A$3,526,000.

Development Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Development Costs
4.	DEVELOPMENT COSTS

As a result of establishing the phosphate mineral reserve estimates, the Company accounts for development expenditure on the tenements where reserves have been identified by capitalizing such costs. Upon commencement of commercial production, capitalized costs will be transferred to the appropriate asset category and amortized over their estimated useful lives. Capitalized costs, net of salvage values, relating to a deposit which is abandoned or considered uneconomic for the foreseeable future, will be written off.

During the six months ended June 30, 2013, A$118,000 of Paradise South phosphate project costs incurred in the process of preparing the mineral deposit for extraction were capitalized and included in development costs.

5.           DEVELOPMENT COSTS

During the year ended December 31, 2012, A$1,185,000 (US$1,229,000) of costs incurred on the Paradise South phosphate project in the process of preparing the mineral deposit for extraction were capitalized and included in development costs.

Deposits	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Deposits
5.	DEPOSITS

Deposits held by the Company as at June 30, 2013 and December 31, 2012 consist of:

	June 30, 2013 A$000s	December 31, 2012 A$000s

Term deposit as security for a Banker’s Undertaking	180	317

Cash deposits provided to Government Departments for the purpose of guaranteeing the Company’s performance in accordance with mining law	132	616

Other	153	152

	465	1,085

6.           DEPOSITS

Deposits held by the Company consist of:

	December 31
	2012 A$000s	2011 A$000s

Term Deposit as security for a Banker’s Undertaking	317	299
Other	152	148
Cash deposits provided to Government Departments for the purpose of guaranteeing the Company’s performance in accordance with mining law	616	707
	1,085	1,154

Stockholders Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders Equity
6.	STOCKHOLDERS EQUITY

Share Option Plan

The Company has a Stock Incentive Plan (“Stock Plan”) for executives and eligible employees and contractors. Under this Stock Plan, options to purchase shares of stock can be granted with exercise prices not less than the fair market value of the underlying stock at the date of grant. The Company believes that such awards better align the interests of its employees with those of its shareholders. Option awards are generally granted with an exercise price equal to or greater than the market price of the Company’s stock at the date of grant; those option awards generally vest 1/3 after 12 months, 1/3 after 24 months and the balance after 36 months with a 10-year contractual term. The expected life of the options is generally between 5 ½ to 6 ½ years. Certain option and share awards provide for accelerated vesting if there is a change in control (as defined in the Stock Plan). The maximum aggregate number of Shares which may be optioned and sold under the Stock Plan is 10% of the issued and outstanding shares (on a fully diluted basis).

The fair value of each option award is estimated on the date of grant using the Binomial option valuation model that uses the assumptions noted in the following table. The Binomial option valuation model requires the input of subjective assumptions, including the expected term of the option award and stock price volatility. Expected volatility is based on the historical volatility of our stock at the time grants are issued and other factors, including the expected life of the options of 5 ½ to 6 ½ years. The Company uses historical data to estimate option exercise and employee termination within the valuation model; separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding; the range given below results from certain groups of employees exhibiting different behavior. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

A summary of option activity under the Plan as of June 30, 2013, and changes during the six months then ended is presented below:

Options	Shares 000s	Weighted-Average Exercise Price

Balance, December 31, 2012	21,900	$1.34

Granted	-	-
Exercised	-	-
Forfeited and expired	(463)	-

Balance, June 30, 2013	21,437	$1.34

Options exercisable at June 30, 2013	21,437	$1.34

At the time of an issue of options, management assess the forfeiture rate to be used for the issue based on historical experience and management’s view on the likelihood that the individual will continue employment to the end of the vesting period. The forfeiture rates historically have varied between 33.3% and 100%.

For the six months ended June 30, 2013, stock-based compensation expense relating to stock options was A$nil. No income tax benefit was recognized in the six months ended June 30, 2013 for stock-based compensation arrangements. As at June 30, 2013, there was A$nil of unrecognized compensation cost, before income taxes, related to unvested stock options.

	Options Outstanding			Options Exercisable
Exercise Price US$	Number Outstanding 000s	Weighted Average Remaining| Contractual Life (In Years)	Weighted- Average Exercise Price	Number Exercisable 000s	Weighted Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price
$0.444	1,856	3.36		1,856	3.36
$1.000	12,681	4.31		12,681	4.31
$2.000	5,900	4.68		5,900	4.68
$3.480	1,000	5.03		1,000	5.03
	21,437	4.36	$1.34	21,437	4.36	$1.34

The aggregate intrinsic value of outstanding stock options at June 30, 2013 was A$nil and the aggregate intrinsic value of exercisable stock options was A$nil.

8.           STOCKHOLDERS EQUITY

Common Stock

Between January 1, 2001 and December 31, 2007, the Company issued 65,582,358 shares of Common Stock raising A$29,761,285. The Company also issued 21,031,700 shares of Common Stock in lieu of services for a value of A$1,374,839. The Company issued a further 89,442,267 shares of Common Stock upon the cashless exercise of options.  The Company issued a further 500,000 shares of Common Stock for part settlement of acquisition of exploration permits amounting to A$518,000. The Company issued a further 200,000 shares of Common Stock as a result of delays in lodging a registration statement amounting to A$364,805. The Company issued a further 112,500 shares of Common Stock valued at A$35,416 to settle outstanding matters with an external party.

Between January 1, 2008 and December 31, 2008, the Company issued 42,000,000 shares of Common Stock raising A$110,028,293. The Company also issued 30,800 shares of Common Stock in lieu of services for a value of A$147,588. The Company issued a further 1,522,358 shares of Common Stock upon the cashless exercise of options and 435,600 shares of Common Stock upon the exercise of options raising A$51,494. The Company issued a further 457,809 shares of Common Stock as a result of delays in lodging a registration statement amounting to A$900,495.

Effective July 14, 2008, the Company entered into a Shares Option Agreement with the Indian Farmers Fertilizer Cooperative Limited (“IFFCO”) to finance the Company’s operations.

Under the Share Options Agreement, IFFCO received options to purchase 30 million shares of Common Stock of the Company on the following terms:

a.	5,000,000 options, at an exercise price of US$2.50 per share and expiring 60 days from July 11, 2008;
b.	8,000,000 options, at an exercise price of US$3.00 per share and expiring 12 months from July 11, 2008;
c.	8,000,000 options, at an exercise price of US$3.50 per share and expiring 18 months from July 11, 2008;
d.	9,000,000 options, at an exercise price of US$4.00 per share and expiring 24 months from July 11, 2008.

During the third quarter of 2008, the 5,000,000 options issued to IFFCO, at an exercise price of US$2.50 per share and expiring 60 days from July 11, 2008 were exercised on August 11, 2008 and pursuant to the Share Options Agreement, received a 1.2% discount on the exercise price. The total amount received was A$13,672,091 and the Company issued 5,000,000 shares of common stock. The 8,000,000 options expiring 12 months after July 11, 2008, the 8,000,000 options expiring 18 months after July 11, 2008 and the 9,000,000 options expiring 24 months after July 11, 2008 were not exercised and were forfeited. IFFCO holds 15.2% of the shares of common stock of the Company.

Between January 1, 2009 and December 31, 2009, an additional 18,000 options were exercised for US$0.111, total amount received A$2,763 and the Company issued 18,000 shares of common stock. Between January 1, 2010 and December 31, 2010, an additional 333,334 options were exercised using the cashless exercise feature and the Company issued 66,282 shares of common stock. Between January 1, 2010 and December 31, 2010, Legend issued 1,000,000 options with an exercise price of US$1.00 and expiring on September 1, 2014 for consulting fees amounting to A$247,000. Between January 1, 2011 and December 31, 2011, an additional 9,000 options were exercised using the cashless exercise feature and the Company issued 7,572 shares of common stock. Between January 1, 2012 and December 31, 2012, the Company issued 22,640,725 shares of Common Stock raising A$2,255,726.

Share Option Plan

The Company has a Stock Incentive Plan (“Stock Plan”) for executives and eligible employees and contractors. Under this Stock Plan, options to purchase shares of stock can be granted with exercise prices not less than the fair market value of the underlying stock at the date of grant. The Company believes that such awards better align the interests of its employees with those of its shareholders. Option awards are generally granted with an exercise price equal to or greater than the market price of the Company’s stock at the date of grant; those option awards generally vest 1/3 after 12 months, 1/3 after 24 months and the balance after 36 months with a 10-year contractual term. The expected life of the options is generally between 5½ to 6½ years. Certain option and share awards provide for accelerated vesting if there is a change in control (as defined in the Stock Plan). The maximum aggregate number of Shares which may be optioned and sold under the Stock Plan is 10% of the issued and outstanding shares (on a fully diluted basis).

The fair value of each option award is estimated on the date of grant using the Binomial option valuation model that uses the assumptions noted in the following table. The Binomial option valuation model requires the input of subjective assumptions, including the expected term of the option award and stock price volatility. Expected volatility is based on the historical volatility of our stock at the time grants are issued and other factors, including the expected life of the options of 5 ½ to 6 ½ years. The Company uses historical data to estimate option exercise and employee termination within the valuation model; separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding; the range given below results from certain groups of employees exhibiting different behaviour. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	For the year ended December 31, 2012	For the year ended December 31, 2011
Weighted Average Volatility	70%	70%
Dividend Yield	-	-
Expected term (years)	5.5 – 6.5	5.5 – 6.5
Risk-free rate	1.91%	1.91%

A summary of option activity under the Plan as of December 31, 2012, and changes since December 2006 is presented below:

Options	Shares 000s	Weighted-Average Exercise Price
Balance, December 31, 2006	8,100	$0.83
Granted	6,250	$0.93
Exercised	-	-
Forfeited and expired	(1,763)	$0.72

Balance, December 31, 2007	12,587	$0.79
Granted	11,000	$1.79
Exercised	-	-
Forfeited and expired	(1,125)	$0.98

Balance, December 31, 2008	22,462	$1.19
Granted	1,900	$1.00
Exercised	-	-
Forfeited and expired	(675)	$1.00

Options	Shares 000s	Weighted-Average Exercise Price
Balance, December 31, 2009	23,687	$1.30
Granted	500	$1.00
Exercised	(333)	$0.83
Forfeited and expired	(979)	$0.97

Balance, December 31, 2010	22,875	$1.32
Granted	-	-
Exercised	-	-
Forfeited and expired	(300)	$1.00

Balance, December 31, 2011	22,575	$1.33
Granted	-	-
Exercised	-	-
Forfeited and expired	(675)	$1.00

Balance, December 31, 2012	21,900	$1.34

Options exercisable at December 31, 2012	21,900	$1.34

At the time of an issue of options, management assess the forfeiture rate to be used for the issue based on historical experience and management’s view on the likelihood that the individual will continue employment to the end of the vesting period. The forfeiture rates vary between 33.3% and 100%.

 For the year ended December 31, 2012, stock-based compensation expense relating to stock options was A$44,000 (US$46,000) and is included in exploration expenditure. For the year ended December 31, 2011, stock based compensation expense relating to stock options was A$452,000 (US$460,000), A$173,000 (US$176,000) of which is included in exploration expenditure and A$279,000 (US$284,000) is included in administration expenses. No income tax benefit was recognized in the years ended December 31, 2012 and 2011 for stock-based compensation arrangements because of the valuation allowance. As at December 31, 2012, there was A$nil (US$nil) of unrecognized compensation cost, before income taxes, related to unvested stock options.

	Options Outstanding			Options Exercisable
Exercise Prices US$	Number Outstanding 000s	Weighted Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price	Number Exercisable 000s	Weighted Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price
$0.444	1,856	3.86		1,856	3.86
$1.000	13,144	4.85		13,144	4.85
$2.000	5,900	5.17		5,900	5.17
$3.480	1,000	5.52		1,000	5.52

	21,900	4.88	$1.34	21,900	4.88	$1.34

The aggregate intrinsic value of outstanding stock options at December 31, 2012 was US$nil and the aggregate intrinsic value of exercisable stock options was US$nil. For the year ended December 31, 2012, the aggregate intrinsic value of exercised options was US$nil (2011: US$nil).

Merlin Diamonds Limited

Options

The number of MED options outstanding over unissued ordinary shares at December 31, 2012 is nil. For the year ended December 31, 2012, 3,656,000 options were exercised at A$0.16 and MED issued 3,656,000 shares for net consideration of A$580,000.

Directors, Officers and other Permitted Persons MED Option Plan

At December 31, 2012, no options are on issue under this plan.

Affiliate Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Affiliate Transactions
7.	AFFILIATE TRANSACTIONS

Legend advances to and receives advances from various affiliates. All advances between consolidated affiliates are eliminated on consolidation. The Company has entered into an agreement with AXIS Consultants Pty Ltd (“AXIS”) to provide geological, management and administration services to the Company. AXIS is affiliated through common management.  The Company is one of ten affiliated companies to which AXIS provides services. Each of the companies has some common Directors, officers and shareholders. Legend holds a 9.09% interest at a cost of A$1 in AXIS, which is accounted for under the cost method.

During the six months ended June 30, 2012, AXIS charged the Company A$3,312,000 for management and administration services and A$1,736,000 for exploration and development services. The Company paid A$3,941,000 for 2012 charges and AXIS repaid A$140,000. At December 31, 2011, management considered the recoverability of the amount owed by AXIS and in accordance with the requirements of accounting standards provided a A$6,800,000 provision for doubtful receivable during the 4th quarter of 2011. For the six months ended June 30, 2012, the Company recorded an adjustment to the provision of A$1,270,000. The amount owed by AXIS at June 30, 2012 under non-current assets – advances to affiliates was A$645,000.

During the six months ended June 30, 2013, AXIS charged the Company A$1,215,000 for management and administration services and A$668,000 for exploration and development services. The Company paid A$3,617,000 for 2013 charges and funding advances. For the six months ended June 30, 2013 AXIS repaid A$2,813,000 to the Company and accordingly the Company recorded an adjustment to the provision of A$434,000. For the six months ended June 30, 2013, the Company charged AXIS interest of A$nil. The amount owed by AXIS at June 30, 2013 under non-current assets – advances to affiliates was A$2,870,000, which has been fully provided for.

The Company holds a 0.28% interest in MED. At June 30, 2013 the amount owed by MED to the Company under current assets – receivables is A$4,000 for corporate and direct costs.

During the 2011 year, Edinox Pty Ltd (“Edinox”), a company associated with Mr J I Gutnick, advanced the Company A$2,264,000. The Company has provided security in the form of properties owned by Legend for the advance. Under the terms of the agreement the advance was repayable on April 2, 2012 but has been extended to at call. At December 31, 2012 the amount owed by the Company to Edinox under current liabilities - advances from affiliates was A$2,264,000. For the six months ended 30 June, 2013, Edinox charged the Company interest of A$28,000 at a rate between 4.74% and 5.14%. As at June 30, 2013 the Company had repaid the total amount owing including accrued interest.

12.       AFFILIATE TRANSACTIONS

Legend advances to and receives advances from various affiliates. All advances between consolidated affiliates are eliminated on consolidation.

In December 2004, the Company entered into an agreement with AXIS Consultants Pty Ltd to provide geological, management and administration services to the Company. AXIS is affiliated through common management.  The Company is one of ten affiliated companies. Each of the companies has some common Directors, officers and shareholders. In addition, each of the companies is substantially dependent upon AXIS for its senior management and certain mining and exploration staff. A number of arrangements and transactions have been entered into from time to time between such companies. It has been the intention of the affiliated companies and respective Boards of Directors that each of such arrangements or transactions should accommodate the respective interest of the relevant affiliated companies in a manner which is fair to all parties and equitable to the shareholders of each. Currently, there are no material arrangements or planned transactions between the Company and any of the other affiliated companies other than AXIS.

Legend holds a 9.09% interest in AXIS at a cost of A$1 and which is accounted for under the cost method. The majority shareholder (72.73%) of AXIS is a third party independent of Legend Directors and management. J I Gutnick and his family or any of their private companies do not hold any shares in AXIS.

During 2011, AXIS charged the Company A$5,939,000 for management and administration services and A$7,228,000 for exploration services. The Company paid A$17,697,000 for 2011 charges and funding advances. The amount owed by AXIS at December 31, 2011 was A$7,484,000 (September 2011: A$6,740,000). For 2011, the Company charged AXIS interest of A$136,000 at a rate of 11.19%. At December 31, 2011, management considered the recoverability of the amount owed by AXIS and in accordance with the requirements of accounting standards provided A$6,839,000 provision for doubtful receivable in 2011. The amount owed by AXIS at December 31, 2011 of A$645,000 is included under non-current assets – receivables affiliates.

During 2012, AXIS charged the Company A$6,202,000 (US$6,433,000) for management and administration services and A$3,023,000 (US$3,136,000) for exploration services. The Company paid A$7,728,000 (US$8,016,000) for 2012 charges and funding advances. For 2012 Axis repaid A$915,000 (US$949,000) to the Company and accordingly, the Company recorded an adjustment to the provision of A$2,340,000 (US$2,427,000). Accordingly, the balance of the provision for the amounts due from AXIS at December 31, 2012 amounts to A$4,499,000. For 2012, the Company charged AXIS interest of A$72,000 (US$75,000) at a rate between 9.84% and 10.24%. The net amount  owed by AXIS at December 31, 2012 of A$645,000 (US$669,000) is included under current and non-current assets – receivables affiliates.

During the 2009 year, the Company invested in MED through on-market purchases on ASX and through a takeover offer. The Company’s President and Chief Executive Officer and two of its independent Directors are Executive Chairman and Managing Director, and Directors respectively of MED. At December 31, 2011, the Company’s holding in MED was 50.69%.

In January 2012, MED issued 3,656,000 shares for net consideration of A$580,000 (US$602,000) due to the exercise of 3,656,000 options. On June 28, 2012, MED issued 12,071,221 shares through a private placement for net consideration of A$2,647,000 (US$2,746,000). During 2012, the Company acquired 165,000 additional shares in MED at a cost of A$32,000 (US$33,000). On December 14, 2012 MED advised that it has entered into application for shares agreements with four international investors to place 43 million fully paid ordinary shares at a price of 21 cents each raising A$9,030,000 (US$9,367,000). On December 31, 2012, MED issued 9,000,000 shares under these agreements. The net dilutive effect of the issues and acquisitions reduced the Company’s interest to approximately 41.95% at December 31, 2012. Since that date, MED has issued further shares to third parties and at March 15, 2013, Legend’s interest in MED had reduced to 33.84%

During the 2009 year, the Company and MED entered into a camp access agreement and airfield access agreement relating to the Merlin camp and airstrip to allow the Company to utilize these facilities. At December 31, 2012, the amount due to MED was A$12,000 (US$12,000) and at December 31, 2011, A$45,000. The Company through its investment in MED holds a 31.14% interest in TEM. During the 2012 year, MED charged TEM for corporate and direct costs. The amount owed by TEM at December 31, 2012 was A$200,000 (US$207,000) and is included in current assets – receivables – affiliates.

During the 2010 and 2011 years, the Company took a private placement of shares of common stock in NCRC. At December 31, 2012, the Company held 31.50% of the shares of NCRC (2011: 31.50%). The Company’s President and Chief Executive Officer and one of its independent Directors are President and Chief Executive Officer and Director respectively of NCRC. The amount owed by NCRC at December 31, 2012 included under non-current assets – advances to affiliates was A$nil (2011: A$63,000).

During the 2011 year, Edinox Pty Ltd (“Edinox”), a company associated with Mr J I Gutnick, advanced the Company A$2,264,000. The Company has provided security in the form of properties owned by Legend for the advance. Under the terms of the agreement the advance was repayable on April 2, 2012 but has been extended to at call. For 2012, Edinox charged the Company interest at a rate between 6.32% and 4.92% and costs of A$171,000 (US$177,000) (2011: A$31,000). For 2012 the Company paid A$201,000 (US$208,000) (2011: A$nil) to Edinox for interest and costs. At December 31, 2012, the Company owed Edinox A$2,264,000 (US$2,348,000) (2011: A$2,295,000).

Assets Held For Sale	6 Months Ended
Jun. 30, 2013
Assets Held For Sale
8.	ASSETS HELD FOR SALE

Assets held for sale represent fixed assets and intangible assets which have been acquired and that management intends to divest within the next 12 months at amounts equal or exceeding the asset carrying values at the respective balance sheet dates.

Impairment of Long-Lived Assets

The Company accounts for its long-lived assets in accordance with ASC Topic 360, “Impairment or Disposal of Long-Lived Assets”. ASC Topic 360 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of its assets, including property, plant and equipment and mineral rights, by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, the impairment loss is recorded equal to the difference between the asset’s carrying value and fair value or disposable value. At June 30, 2013, the Company reviewed the assets held and adopted a plan to dispose of some of its assets relating to land and buildings A$1,315,000 which were surplus to its needs. At December 31, 2012 as part of the plan an impairment loss of A$130,000 was recognized, representing the excess of the carrying amount of certain assets over the aggregate of the fair value. Fair value of assets held for sale are based on either sale agreements for relevant assets adjusted for selling costs or on an assessments provided to the Company by industry experts for  each asset, and is classified as a Level 2 asset according to the fair value hierarchy.  All of the impaired assets are part of the current assets – assets held for sale.

Lease Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Lease Liability
9.	LEASE LIABILITY

The Company entered into capital finance lease agreements for motor vehicles. The leases are non-cancellable and require total monthly repayments of A$7,000 and expire at various dates from 2013 to 2016. Future minimum payments due for the remaining term of the leases as of June 30, 2013 are as follows:

A$000s
2013	42
2014	59
2015	14
2016	40
155
Less amounts representing interest	10
145

Current liability	81
Non-current liability	64
145

At June 30, 2013, the net book value of the motor vehicles under capital finance leases amounts to:	168

10.         LEASE LIABILITY

$A000s
The Company entered into capital finance lease agreements for motor vehicles. The leases are non-cancellable and require total monthly repayments of A$25,000 (2011:A$26,000) and expire at various dates from 2013 to 2016. Future minimum payments due for the remaining term of the leases as of December 31, 2012 are as follows:

2013	156
2014	59
2015	14
2016	40
269
Less amounts representing interest	17
252

Current liability	143
Non-current liability	109

252
At December 31, 2012, the net book value of the motor vehicles under capital leases amounts to:	435

Other Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Investments
10.	OTHER INVESTMENTS

During December 2009, the Company invested A$2,784,000 in exchange for shares in a Fund that purchases shares in companies quoted on international stock exchanges. The fair value of the equity security is not readily determinable from published information. The Company accounts for these investments at cost and reviews the carrying amount for impairment at each balance sheet date. During 2011, the Company redeemed the investment and at December 31, 2011, had received A$1,695,000 (US$1,724,000) of the redeemed investment. At December 31, 2011 the Company assessed the current net asset value of the investment from information provided by the Fund Manager and determined that a provision for impairment was appropriate of A$719,000 (US$732,000). The Company considers the provision remains appropriate as at June 30, 2013.

11.         OTHER INVESTMENTS

During December 2009, the Company invested A$2,784,000 in exchange for shares in a Fund that purchases shares in companies quoted on international stock exchanges. The fair value of the equity security is not readily determinable from published information. The Company accounts for these investments at cost and reviews the carrying amount for impairment at each balance sheet date. During 2011, the Company redeemed the investment and at December 31, 2011, had received A$1,695,000 of the redeemed investment. At December 31, 2011 the Company assessed the current net asset value of the remaining investment from information provided by the Fund Manager and determined that a provision for impairment was appropriate of A$719,000. The Company considers the provision remains appropriate as at December 31, 2012

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies
11.	COMMITMENTS AND CONTINGENCIES

On March 25, 2013, the Indian Farmers Fertiliser Cooperative Limited (“IFFCO”) and its subsidiary, Kisan International Trading FZE (“Kisan”,) commenced an arbitration proceeding against the Company before the Singapore International Arbitration Centre seeking damages for the Company’s alleged failure to enter into a long term rock off-take agreement (“ROTA”) with IFFCO for phosphate rock in accordance with the terms of the Share Options Agreement, dated as of July 14, 2008, between the Company and IFFCO. Under the Share Options Agreement, the Company and IFFCO had agreed to use their reasonable best efforts to negotiate and enter into the ROTA within 24 months following the execution of this Agreement, which time period was subsequently extended to July 14, 2012. On April 25, 2013, the Company submitted a response denying IFFCO’s claims on the basis that the Company had complied with its obligations under the Share Option Agreement. On May 6, 2013, IFFCO and Kisan filed a reply to the defense filed by Legend.  The proceeding is at its earliest stages so it is difficult to determine the Company’s exposure, if any. In any event, the Company intends to vigorously defend this matter. No provision for losses has been recorded in connection with this litigation.

Operating Leases

The Company has entered into lease agreements for the rental of office premises and equipment which expire between 2013 and 2014. The lease agreements have a monthly payment as adjusted by the increase in the consumer price index in Australia annually, and the future commitment amounts to A$69,000.

A$000s
Future minimum lease payments under the Company’s non-cancellable operating leases are as follows:

2013	37
2014	32
69

Exploration

The Company has to perform minimum exploration work and expend minimum amounts of money on its tenements in accordance with the terms and conditions under which the tenements were granted. The overall expenditure requirement tends to be limited in the normal course of the Company’s tenement portfolio management through expenditure exemption approvals, and expenditure reductions through relinquishment of parts or the whole of tenements deemed non-prospective. Should the company wish to preserve interests in its current tenements the amount which may be required to be expended is as follows:

A$000s

Not later than one year	1,075
Later than one year but not later than five years	2,407
Later than five years but not later than twenty one years	251
3,733

18.       COMMITMENTS AND CONTINGENCIES

The Company is a party to claims that arose in the normal course of business. Management of the Company believes that the ultimate outcome of these claims will not have a material effect on the consolidated financial statements.

The Company has entered into lease agreements for the rental of office premises and equipment which expire between 2013 and 2014.

A$000s
Future minimum contractual obligations under operating leases are as follows:

2013	57
2014	27
84

A$000s
Future minimum lease payments under the Company’s non-cancellable operating leases are as follows:

2013	145
2014	55
2015	13
2016	39
252

Exploration

The Company has to perform minimum exploration work and expend minimum amounts of money on its tenements. The overall expenditure requirement tends to be limited in the normal course of the Company’s tenement portfolio management through expenditure exemption approvals, and expenditure reductions through relinquishment of parts or the whole of tenements deemed non prospective. Should the company wish to preserve interests in its current tenements the amount which may be required to be expended is as follows:

	2012 A$000s	2011 A$000s
Not later than one year	2,473	5,278
Later than one year but not later than five years	5,704	9,532
Later than five years but not later than twenty one years	1,724	1,422
	9,901	16,232

Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2013
Fair Value of Financial Instruments
12.	FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC Topic 825 “Financial Instruments” requires the Company to disclose, when reasonably attainable, the fair market values of its assets and liabilities which are deemed to be financial instruments. The Company’s financial instruments include cash, receivables, other investments, advances due from affiliates, accounts payable and accrued expenses. The carrying amounts of cash, receivables, accounts payable and accrued expenses approximate their respective fair values due to the short term maturities of these instruments. The fair value of advances due   from affiliates are not practicable to estimate as no similar market exists for these instruments and as it does not have a specified date of repayment.

Investments/Subsidaries	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments/Subsidaries
13.	INVESTMENTS/SUBSIDARIES

Consolidated Entities

Paradise Phosphate Limited (“Paradise”)

The Company holds 100% of the shares of Paradise which commenced operating during 2012. During 2012 Paradise issued 100,000,000 shares to Legend for all of Legend’s phosphate assets. The assets were transferred at their respective cost basis. Legend has paid an estimated tax liability of A$618,000 as a result of the transfer of the assets to Paradise. The amount of other income of Paradise for the six months ended June 30, 2013 and 2012 included in the Consolidated Statement of Comprehensive Loss amounts to A$27,000 and A$118,000 respectively, and the amount of loss is A$1,487,000 and A$5,429,000 respectively.

Alexya Pty Ltd (“Alexya”)

On October 22, 2010, the Company incorporated a wholly owned Australian subsidiary, Alexya to hold a certain asset and liability which has been consolidated in the accompanying consolidated financial statements. For the six months ended June 30, 2013 and 2012, the amount of revenue of Alexya included in the Consolidated Statement of Comprehensive Loss is A$nil and A$nil respectively, and the amount of the loss is A$1,197,000 and A$469,000 respectively.

Other Subsidiaries

The Company also has the following wholly owned inactive subsidiaries:

●	Legend International Holdings Limited

●	Legend Diamonds Pty Ltd.

Equity Investments

Northern Capital Resources Corp (“NCRC”)

At June 30, 2013 and December 31, 2012 the Company’s holding in NCRC was 31.50%. At December 31, 2012 and June 30, 2013, the carrying value of the investment was A$nil. For the six months ended June 30, 2013 and 2012, the Company recorded an equity loss in NCRC of A$nil and A$124,000 respectively. At June 30, 2013, the investment in the unconsolidated subsidiary is accounted for under the equity method.

The following table presents summary unaudited financial information for NCRC as of June 30, 2013 and June 30, 2012 and for the three months thus ended. Such summary financial information has been provided herein based upon the individual significance of this unconsolidated equity investment to the consolidated financial information of the Company:

	June 2013 A$000s	June 2012 A$000s

Current assets	715	320
Non- current assets	653	4,870
Total assets	1,368	5,190

Current liabilities	207	615
Non-current liabilities	-	512
Total liabilities	207	1,127

Total shareholders’ equity	1,161	4,063
Noncontrolling interest	-	(5,770)

Shareholder equity attributable to NCRC	1,161	(1,707)

Net profit/(loss)	(1,193)	(2,080)

The excess of the carrying value of this equity investment to the Company’s share of underlying equity in the net assets of the investee at June 30, 2013 approximates A$nil.

7.           INVESTMENTS/SUBSIDIARIES

The following is the summary of the Company’s acquisitions and investments.

Consolidated Entities

Paradise

The Company holds 100% of the shares of Paradise which commenced operating during the year ended December 31, 2012. During the year ended December 31, 2012, Paradise issued 100,000,000 shares to Legend for all of Legend’s phosphate assets. The assets were transferred at their respective cost basis. Legend has recorded an estimated current tax liability of A$650,000 as a result of the transfer of the assets to Paradise. The amount of other income of Paradise for the year ended December 31, 2012 included in the Consolidated Statements of Comprehensive Loss amounts to A$229,000, and the amount of loss is A$14,062,000.

MED

At December 31, 2011, the Company’s holding in MED was 50.69%. During fiscal 2012, MED issued 24,727,221 ordinary shares for net consideration of A$5,131,000 as a result of the exercise of options and share placements. During fiscal 2012, the Company acquired 165,000 additional shares in MED at a cost of A$32,000. The net dilutive effect of the issues and acquisitions reduced the Company’s interest to approximately 41.95% at December 31, 2012. As such, the Company recorded adjustments to the Company’s additional paid-in capital and non-controlling interest accounts related to these transactions which are reflected in the accompanying Statement of Stockholders’ Equity (Deficit) during fiscal 2012. At December 31, 2012, the management of the Company believes it has the ability to control the operations of MED through its share ownership and control of the management of the day to day operations. Additionally, the Company’s President and Chief Executive Officer and two of its independent Directors serve as Executive Chairman and Managing Director, and Directors, respectively, of MED. At December 31, 2012, it is management’s conclusion that the Company has a controlling interest in MED and accordingly, it consolidated MED’s results into the Company. The amount of other income of MED for the year ended December 31, 2012 and 2011 included in the Consolidated Statements of Comprehensive Loss amounts to A$174,000 and A$844,000 respectively, and the amount of loss is A$5,495,000 and A$4,832,000 respectively. For the year ended December 31, 2012 the loss was offset by the proceeds from the sale of a parcel of rough diamonds from the pre-production trials of A$1,772,000.

Teutonic Minerals Pty Ltd

On February 27, 2008, the Company entered into a Share Sale Agreement whereby the Company agreed to purchase all of the issued and outstanding shares of Teutonic Minerals Pty Ltd. As a result, Teutonic became a subsidiary of the Company from that date. Teutonic held an application for a mineral licence over phosphate in the Georgina Basin in the State of Queensland, Australia. The consideration payable to the vendors was A$300,000, and the Company granted the vendors a 1% gross revenue royalty from production from the mineral licence and incurred legal costs of A$26,526. The mineral licence application held by Teutonic was withdrawn on March 17, 2008 and replaced by a mineral application lodged by the Company. Teutonic had no other assets or liabilities. As at December 31, 2008 the net assets and liabilities acquired by the Company had no value. At December 31, 2012 and 2011, the financial position and results of operations of Teutonic were not material.

Alexya Pty Ltd

On October 22, 2010, the Company incorporated a wholly owned Australian subsidiary, Alexya Pty Ltd (“Alexya”) to hold a certain asset and liability which has been consolidated in the accompanying financial statements. The amount of revenue of Alexya for the year ended December 31, 2012 and 2011 included in the Consolidated Statement of Comprehensive Loss is A$nil and A$nil respectively and the amount of loss is A$907,000 and A$1,201,000 respectively.

The Company also has the following wholly owned inactive subsidiaries:

●	Legend International Holdings Limited
●	Legend Diamonds Pty Ltd

Equity Investments

Northern Capital Resources Corp

At December 31, 2012, Legend held a 31.50% interest in Northern Capital Resources Corp (“NCRC”), a Nevada Corporation. The Company has accounted for the investment in NCRC using the equity method. At December 31, 2012 and 2011, the carrying value of the investment was A$nil and A$595,000 respectively. For the year ended December 31, 2012 and 2011, the Company recorded an equity loss in NCRC of A$124,000 and A$7,133,000 respectively. At December 2012 and 2011, the Company made an assessment of the carrying value of the investment in NCRC and concluded that it needed to impair the carrying value. This assessment took into account the net asset position of NCRC. As a result, the Company impaired the carrying value of the investment and has recorded an impairment of equity investment of A$471,000 (2011: A$5,654,000) in the Company’s consolidated statement of comprehensive loss.

 The Chairman of the Board and Chief Executive Officer of the Company, is also the Chairman of the Board and Chief Executive Officer of NCRC and certain companies with which Mr Gutnick is associated own approximately 35.62% of the outstanding common stock of NCRC. Mr JI Gutnick is one of six directors (four of the directors are independent of NCRC) of the Company. Furthermore, Dr D S Tyrwhitt is also a Director of NCRC.

At December 31, 2012, the investment in the unconsolidated subsidiary is accounted for under the equity method as the Company has significant influence over NCRC.

The following table presents summary unaudited financial information for NCRC. Such summary financial information has been provided herein based upon the individual significance of this unconsolidated equity investment to the consolidated financial information of the Company:

	December 2011 A$000s	December 2012 A$000s

Current assets	958	84
Non- current assets	7,124	1,689
Total assets	8,082	1,773

Current liabilities	615	175
Non-current liabilities	1,249	-
Total liabilities	1,864	175

Total shareholders’ equity	6,218	1,598

Noncontrolling interest	(4,331)	-

Shareholder equity attributable to NCRC	1,887	1,598

Net profit/(loss)	(22,673)	2,068

At December 31, 2012 and 2011, the carrying value of this equity investment was not in excess of the Company’s share of the underlying equity in the net assets of the investee.

Top End Minerals Limited

The Company, through its investment in MED, holds a 31.14% interest in TEM, which has a carrying value of A$179,000 and A$711,000 at December 31, 2012 and 2011 respectively.  MED accounts for the investment in TEM using the equity method, For the year ended December 31, 2012 and 2011, the Company recorded equity loss in TEM of A$311,000 and A$362,000 respectively. At December 31, 2012, the Company made an assessment of the carrying value of the investment in TEM and concluded that it needed to impair the carrying value. This assessment took into account the net asset position of TEM and as a result has recorded an impairment of equity investment of A$221,000. At December 31, 2011, there was no need to impair the carrying value of TEM.

At December 31, 2012, the investment in the unconsolidated subsidiary is accounted for under the equity method as the Company via its subsidiary MED has significant influence over TEM.

The following table presents summary unaudited financial information for TEM. Such summary financial information has been provided herein based upon the individual significance of this unconsolidated equity investment to the consolidated financial information of the Company:

	December 2011 A$000s	December 2012 A$000s

Current assets	3,618	1,116
Non- current assets	8	12
Total assets	3,626	1,128

Current liabilities	180	523
Total liabilities	180	523

Total shareholders’ equity	3,446	605

Net profit/(loss)	(1,166)	(998)

At December 31, 2012 and 2011, the carrying value of this equity investment was not in excess of the Company’s share of the underlying equity in the net assets of the investee.

Deconsolidation	6 Months Ended
Jun. 30, 2013
Deconsolidation
14.	DECONSOLIDATION

At December 31, 2012, the Company held a 41.9% controlling interest in MED.

On January 18, 2013 the Company announced that it has entered into an agreement to sell 24 million ordinary shares, being approximately 16.9% in MED at a price of 21 cents per share which amounts to A$5.04 million, and on March 12, 2013, it entered into two further contracts to sell a total of 35 million ordinary shares, being approximately 19.9% in MED at a price of A$0.22 per share (proceeds of approximately A$7.70 million). The shares were sold to an unaffiliated third party.

Following closing, on March 26, 2013 the Company no longer held a controlling interest in MED.  The sale of the 19.9% interest in MED resulted in the deconsolidation of MED and a gain in the amount of A$9,194,000 which represents (i) the A$12,740,000 cash proceeds from the sale and the A$102,000 fair value of the retained interest less (ii) the A$3,648,000 net liabilities of MED at the date of consolidation. The gain is included in the Consolidated Statements of Comprehensive Income under gain on disposal of discontinued operations. The investment in MED is now classified as a marketable security, and accordingly is presented at its fair market value. The fair value of the remaining investment in MED was at market value at June 30, 2013, based on quoted prices on the Australian Stock Exchange, and is classified as a Level 1 asset according to the fair value hierarchy.

Assets and liabilities at the date of deconsolidation and the comparative December 31, 2012 consist of the following:

	March 26, 2013 A$000s	December 31, 2012 A$000s
Assets
Current assets	3,845	1,938
Receivables - affiliates	527	200
Other non-current assets	994	777
Property, plant and equipment	4,878	1,660
Mineral rights	13,745	14,095
Goodwill	1,093	1,093

Total assets	25,082	19,763

Liabilities
Current liabilities	2,311	1,035
Reclamation and rehabilitation	1,008	1,007

Total liabilities related to assets	3,319	2,042

Non-controlling interests	18,115	13,018

Net book value of assets at deconsolidation	3,648	4,703

The Company’s interest in Merlin at June 30, 2013 is 0.28%.

Convertible Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Convertible Notes
15.	CONVERTIBLE NOTES

Effective as of February 7, 2012, the Company entered into a convertible note agreement via its wholly-owned subsidiary, Paradise, with two Australian investment funds, pursuant to which Paradise issued $7,500,000 in principal amount of notes due 12 months from the issue date (the “Notes”), which bear interest at a nominal rate of 10% per annum (the actual amount of effective interest depends upon the event that triggers repayment). It was the intention that if within 12 months of the completion date of the agreement, Paradise conducted a public offering of securities in Australia and those securities were listed on ASX, then the convertible notes would be converted into ordinary shares of Paradise at a conversion rate which was based on the pre-money value of Paradise at the time of the public offering of securities. The note agreement calls for an adjustment to the repayment factor if Paradise did not complete the public offering, as defined. On April 30, 2012, Paradise raised a further A$2,500,000 via an increase in the convertible note facility on the same terms and conditions set out for the A$7,500,000. The A$10,000,000 convertible note was due for repayment on March 10, 2013. Acorn agreed to extend the repayment date for 2 months under certain conditions including the finalisation of a term sheet for an off-take agreement prior to March 10, 2013. Paradise has entered into a term sheet with a third party and the repayment date was extended to May 10, 2013.

Paradise did not proceed with the IPO and listing on ASX due to market conditions and the advanced state of discussions with strategic partners at the time.

On April 11, 2013 the Company entered into a new agreement with Acorn to finalise repayment of the convertible note by April 29, 2013. The cash payment made by April 29, 2013 was A$16,929,000 made up of the principal amount of A$10,000,000 paid on April 12, 2013 plus interest of approximately A$1,183,000 divided by a repayment factor of 0.66 equating to A$5,746,000 and all mortgages and securities held over Legend’s shares in Paradise and Paradise’s phosphate assets have been released.

15.       CONVERTIBLE NOTES

Effective as of February 7, 2012, the Company entered into a convertible note agreement via its wholly-owned subsidiary, Paradise, with two Australian investment funds, pursuant to which Paradise issued A$7.5 million in principal amount of notes due 12 months from the issue, which bear interest at a nominal rate of 10% per annum (the actual amount of effective interest depends upon the event that triggers repayment). If, within 12 months of the completion date of the agreement, Paradise conducted a public offering of securities in Australia and those securities were listed on ASX, then the convertible notes would be converted into ordinary shares of Paradise at a conversion rate which is based on the pre-money value of Paradise at the time of the public offering of securities. The note agreement calls for an adjustment to the repayment factor if Paradise does not complete the public offering, as defined. On April 30, 2012, Paradise raised a further A$2.5 million via an increase in the convertible note facility on the same terms and conditions set out for the A$7.5 million. As at December 31, 2012 interest of $851,000 (US$883,000) has been incurred on the convertible notes which is included in current liabilities – accrued financing costs. The A$10 million convertible note was due for repayment on March 10, 2013. Acorn has agreed to extend the repayment date for 2 months under certain conditions including the finalisation of a term sheet for an off-take agreement prior to March 10, 2013. Paradise has entered into a term sheet with a third party and the repayment date has been extended to May 10, 2013.

Paradise did not proceed with the IPO and listing on ASX due to market conditions and the advanced state of strategic partners at the time.

The approximate cash repayment due at May 10, 2013 is A$17,900,000 (US$18,500,000), made up of the principal amount of $10,000,000 plus interest of approximately $1,200,000 multiplied by a repayment factor of 0.625, equating to A$6,700,000.

The Company expects to repay the convertible note by April 10, 2013, and therefore as of December 31, 2012, Paradise has accrued additional financing cost representing the repayment factor of .66 equating to A$5,590,000 (US$5,798,000) which is included in financing cost expense and in current liabilities – accrued financing costs in the accompanying 2012 financial statements.

Short Term Debt	6 Months Ended
Jun. 30, 2013
Short Term Debt
16.	SHORT TERM DEBT

During November 2010, the Company entered into a US$ denominated loan facility agreement with a third party lender, which provided for a US$3,200,000 credit facility with a term of five years. Interest on borrowings under the agreement being fixed at 6.70% per annum.

Cumulative borrowings under this agreement amounted to A$2,541,000 (US$2,472,000) and was secured by certain equipment purchased by the Company. On April 16, 2013 the Company entered into an agreement to sell the equipment securing this debt and on May 20, 2013, the sale was finalised and repayment of the debt of A$2,681,000 (US$2,609,000) including interest, early termination and break fee was completed on May 24, 2013.

Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2013
Comprehensive Income (Loss)
17.	COMPREHENSIVE INCOME (LOSS)

The Company follows ASC Topic 220 “Comprehensive Income” (“ASC 220”). ASC 220 requires a company to report comprehensive profit (loss) and its components in a full set of financial statements. Comprehensive income profit/(loss) is the change in equity during a period from transactions and other events and circumstances from non-owner sources such as unrealized gains (losses) on foreign currency translation adjustments.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes
18.	INCOME TAXES

The Company has adopted the provisions of ASC Topic 740 "Income Taxes". ASC 740 requires recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax liabilities and assets are determined based on the differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

ASC Topic 740 prescribes how a company should recognise, measure, present and disclose in its financial statements uncertain tax positions that the Company has taken or expects to take on a tax return. Additionally for tax positions to qualify for deferred tax benefit recognition under ASC 740, the position must have at least a “more likely than not” chance of being sustained upon challenge by the respective taxing authorities, and whether or not it meets that criteria is a matter of significant judgement. The Company believes that it does not have any uncertain tax positions that would require the recording or disclosure of a potential tax liability.

The Company is subject to taxation in both the USA and Australia.

At June 30, 2013, the net deferred tax asset consisted of the following:

	USA 2013 A$000s	Australia 2013 A$000s	Total 2013 A$000s
Deferred tax assets
Net operating loss carry-forward	6,683	6,787	13,470
Exploration expenditure	6,012	-	6,012
Less valuation allowance	(12,695)	(6,787)	(19,482)

Net deferred taxes	-	-	-

Under ASC 740-10 tax benefits and provisions are recognised only for tax positions that are more likely than not to be sustained upon examination by tax authorities based on the technical merits of the position. The valuation allowance offsets the net deferred tax asset for which there is no assurance of recovery. The valuation allowance will be evaluated at the end of each year, considering positive and negative evidence about whether the deferred tax asset will be realized.

At that time, the allowance will either be increased or reduced; reduction could result in the complete elimination of the allowance if positive evidence indicates that the value of the deferred tax assets is no longer impaired and the allowance is no longer required.

In February 2012, as a result of the transfer of the phosphate assets to Paradise, the Company has realized carrying-forward net operating losses and exploration expenditure. In addition the Company made a tax payment of A$618,000 resulting from the transaction.

As a result of the ownership change that occurred in November 2004 (see note 1), Internal Revenue Code Section 382 limits the use of available operating loss carryforwards for losses incurred prior to the ownership change.  Carry-forward net operating losses will be available to offset future taxable income. Total available net operating loss carryforwards in the United States, which are subject to limitations, amount to approximately A$14,500,000 at December 31, 2012 and expire in years 2024 through 2031. Net operating loss carryforwards in Australia do not have a definite expiration date and amounted to A$15,900,000.

The Company’s tax years for all years since December 31, 2008 remain open to most taxing authorities.

17.       INCOME TAXES

The Company has adopted the provisions of ASC Topic 740 "Income Taxes". ASC 740 requires recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax liabilities and assets are determined based on the differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

ASC Topic 740 prescribes how a company should recognise, measure, present and disclose in its financial statements uncertain tax positions that the Company has taken or expects to take on a tax return. Additionally for tax positions to qualify for deferred tax benefit recognition under ASC 740, the position must have at least a “more likely than not” chance of being sustained upon challenge by the respective taxing authorities, and whether or not it meets that criteria is a matter of significant judgement. The Company believes that it does not have any uncertain tax positions that would require the recording or disclosure of a potential tax liability.

The Company is subject to taxation in both the USA and Australia.

At December 31, 2012 and 2011, deferred taxes consisted of the following:

	USA 2012 A$000s	Australia 2012 A$000s	Total 2012 A$000s
Deferred tax assets

Net operating loss carry-forward	5,059	5,060	10,119
Exploration expenditure	5,138	-	5,138
Less valuation allowance	(10,197)	(5,060)	(15,257)
Net deferred taxes	-	-	-

	USA 2011 A$000s	Australia 2011 A$000s	Total 2011 A$000s
Deferred tax assets

Net operating loss carry-forward	14,534	27,744	42,502
Exploration expenditure	19,702	-	21,157
Less valuation allowance	(34,236)	(27,744)	(63,659)
Net deferred taxes	-	-	-

Under ASC 740, tax benefits are recognised only for tax positions that are more likely than not to be sustained upon examination by tax authorities, based on the technical merits of the position. The valuation allowance offsets the net deferred tax asset for which there is no assurance of recovery. The valuation allowance will be evaluated at the end of each year, considering positive and negative evidence about whether the deferred tax asset will be realized.

At that time, the allowance will either be increased or reduced; reduction could result in the complete elimination of the allowance if positive evidence indicates that the value of the deferred tax assets is no longer impaired and the allowance is no longer required.

In February 2012, as a result of the transfer of the phosphate assets to Paradise, Legend has realised its carryforward net operating losses and exploration expenditures. In addition, Legend recorded an estimated current tax liability of A$650,000 resulting from the transaction.As a result of the ownership change that occurred in November 2004 (see note 1), Internal Revenue Code Section 382 limits the use of available operating loss carryforwards for losses incurred prior to the ownership change. Carry-forward net operating losses will be available to offset future taxable income. Total available net operating loss carryforwards in the United states, which are subject to limitations, amount to approximately A$14,500,000 at December 31, 2012 and expire in years 2024 through 2031. Net operating loss carryforwards in Australia which do not have a definite expiration date amounted to approximately A$16,900,000.

The Company’s tax returns for all years since December 31, 2008 remain open to examination by most taxing authorities.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events
19.	SUBSEQUENT EVENTS

The Company has evaluated events and transactions after the balance sheet date and, through the date the consolidated financial statements were issued and believes that all relevant disclosures have been included herein and there are no other events which require recognition or disclosure in the accompanying consolidated financial statements, other than disclosed herein.

Since June 30, 2013, the Company has placed 52.5 million shares raising US$2,625,000 less costs of US$25,000 and drawn down a financing facility of A$700,000.

19.       SUBSEQUENT EVENTS

The Company has evaluated events and transactions after the balance sheet date through the date the consolidated financial statements were issued and believes that all relevant disclosures have been included herein and there are no other events which require recognition or disclosure in the accompanying consolidated financial statements, other than disclosed herein.

On January 16, 2013 the Company announced that it has placed 150 million shares of Common Stock at a price of 5 cents per share raising $7.5 million. Closing of 45 million shares for US$2,250,000 occurred on February 20, 2013. Further, following the placement of shares, the Company intends to undertake a rights issue of shares of Common Stock on a pro-rata basis, to all stockholders, at 5 cents per share.

On January 18, 2013 the Company announced that it has entered into an agreement to sell 24 million ordinary shares (approximately 16.9%) in MED at a price of 21 cents per share which amounts to A$5.04 million, which will close in 60 days; and on March 12, 2013, it entered into two further contracts to sell a total of 35 million ordinary shares (approximately 19.9% in MED at a price of A$0.22 per share, which will close in 10 business days. Following closing, Legend will hold less than a 1% interest in MED. Funds raised by the placement, the sale of assets and from the rights issue will be used in the development of the phosphate operations, to retire debt and for working capital purposes.

As a result of the reduction in ownership in the investment in MED, the Company expects it will deconsolidate MED in 2013. The net assets of MED included in the accompanying balance sheet are summarised as follows:

A$000s
Total assets	18,671
Total liabilities	(2,042)
Non Controlling Interests	(13,018)
Net assets	3,611

Total assets noted above includes the A$14,095,000 mineral rights and A$1,093,000 of goodwill.

On January 31, 2013, MED announced it has reached an agreement with Innopac Holdings Limited (Innopac) under which Innopac agrees to make a scrip-for-scrip off-market takeover to acquire all of the shares in MED (the Transaction).

Under the Transaction, Innopac will offer 1.67 Innopac shares for every one MED share. This equates to A$0.28 per MED share (based on S$0.2145 per Innopac share which is the weighted average price for trades of Innopac’s shares done on the SGX-ST Mainboard for 7 consecutive trading days prior to and including January 30, 2013, being the day on which the Takeover Bid Implementation Deed was executed, and at an exchange rate of A$1.00 to S$1.28) and represents a premium of approximately 36.59% over the closing price of A$0.205 on January 30, 2013.

The Transaction is unanimously recommended by the Directors of MED, in the absence of a superior proposal.

Subject to compliance with any law and regulatory approvals, Innopac has agreed to use best endeavours to establish a share sale facility for MED shareholders who accept the offer but do not wish to hold Innopac shares, up to an agreed cap.

Innopac has been listed on the Singapore Stock Exchange mainboard since 1983, and is an investment holding and management company headquartered in Singapore. Its present investments are in telecommunications, investment properties and equities. Innopac is continually looking for new investments that will contribute to and increase its shareholders’ value.

The Offer will be subject to a number of conditions which are contained in attachment 1 (defined terms have the meaning given to them in the Takeover Bid Implementation Deed) of the announcement on the Company’s website.

The Takeover Bid Implementation Deed also contains:

●	no shop, no talk, notification and matching rights in favour of Innopac; and

●	a break fee payable by each of Innopac and MED in certain circumstances.

Innopac and MED expect that the Bidder’s Statement and Target’s Statement in relation to the Offer will be sent to MED Shareholders in March 2013.

On March 1, 2013, shareholders representing more than 50% of the issued shares of Common Stock of Legend approved a resolution to increase the authorized shares of common stock to 1,270,000,000 shares of common stock consisting of 1,250,000,000 shares of Common Stock having a par value of $.001 per shares and 20,000,000 shares of Preferred Stock having a par value of $.001 per share and to be issued in such series and to have such rights, preferences, and designation as determined by the Board of Directors of the Corporation.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements
2.           RECENT ACCOUNTING PRONOUNCEMENTS

In July 2012, the FASB issued ASU No. 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment. This ASU permits an entity the option to first assess qualitative factors to determine whether it is more-likely-than-not that an indefinite-lived intangible asset is impaired. The results of the qualitative assessment would be used as a basis in determining whether it is necessary to perform the two-step quantitative impairment test.  If the qualitative assessment supports the conclusion that it is more-likely-than-not that the fair value of the asset exceeds its carrying amount, the entity would not need to perform the two-step quantitative impairment test.  The focus of the guidance is to reduce the cost and complexity of performing impairment tests for indefinite-lived intangible assets other than goodwill, and to improve consistency in impairment testing among long-lived asset categories. This ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted, including for annual and interim impairment tests performed prior to the issuance of the final ASU, if an entity’s financial statements for the most recent annual or interim period have not yet been issued.  We have not early-adopted this ASU and do not believe adoption will have a material effect on our financial statements.

Other Recently Issued, but not Yet Effective Accounting Pronouncements

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying consolidated financial statements.

Concentrations of Risks	12 Months Ended
Dec. 31, 2012
Concentrations of Risks
4.           CONCENTRATIONS OF RISKS

Cash Balances

Cash consists of all cash balances and highly liquid investments with an original maturity of three months or less. Because of the short term maturity of these investments, the carrying amounts approximate their fair value.

The Company monitors its position with, and the credit quality of, the financial institution it invests with. As of the balance sheet date, and periodically throughout the year, the Company has maintained balances in various operating accounts in excess of federally insured limits.

The Company held in interest bearing cash accounts at December 31, 2012, A$2,889,000 (US$2,997,000) including A$1,000 (US$1,000) held in US dollars in Australian banking institutions and A$3,000 (US$3,000) in other banking institutions.

Mineral Rights and Foreign Operations

The Company has mineral rights in Australia.

Reclamation and Rehabilitation	12 Months Ended
Dec. 31, 2012
Reclamation and Rehabilitation
9.           RECLAMATION AND REHABILITATION

	December 31, 2012 A$000s	December 31, 2011 A$000s

Balance January 1	969	926
Increase (Decrease) as a result of rehabilitation requirement on exploration undertaken during year	159	169
Decrease as a result of rehabilitation performed during the year	(35)	(126)
Closing balance December 31	1,093	969

The Company’s exploration activities are subject to various federal and state laws and regulations governing the protection of the environment. These laws and regulations are continually changing and are generally becoming more restrictive. The Company conducts its operations so as to protect the environment and believes its operations are in compliance with applicable laws and regulations in all material respects. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations, but cannot predict the full amount of such future expenditures. Estimated future rehabilitation costs are based principally on legal and regulatory requirements.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
13.       GOODWILL

Goodwill was recorded as part of the acquisition of MED during 2009. The goodwill amount of A$1,093,000 was calculated as the difference between the fair value of the MED net assets acquired of A$12,541,000 (net of non-controlling interest) and total consideration of A$13,633,000. In accordance with Topic 350, Intangibles – Goodwill and Other, the Company completed an impairment test and determined that the goodwill recorded at the acquisition date was not impaired.

Mineral Rights	12 Months Ended
Dec. 31, 2012
Mineral Rights
14.       MINERAL RIGHTS

Mineral rights were recorded upon the acquisition of MED during 2009 based upon an independent expert’s report prepared for NADL as part of its Target’s Statement to respond to the on market takeover offer by the Company, which included a valuation of Mineral Rights of the mineral properties of MED with mineralized material which were valued at A$18,873,000. The underlying mineral property licenses have a set term and the Mineral Rights are being amortized over the term of  the licenses. The amortization charge for the twelve months ended December 31, 2012 is A$1,398,000 (2011: A$1,398,000) and the net carrying value of Mineral Rights at December 31, 2012 is A$14,095,000 (US$14,621,000).

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt
16.       LONG-TERM DEBT

During November 2010, the Company entered into a loan facility agreement, which provides for a US$3.2 million credit facility and has a term of five years. Interest on borrowings under the agreement will be fixed at 6.70% per annum.

Borrowings under this agreement amounted to A$2.51 million (US$2.60 million) at December 31, 2012 owed to the financier by our wholly owned subsidiary are secured by certain equipment purchased by the Company. This debt matures in 2015 with the aggregate amount of payment obligations after December 31, 2012 as follows:

Year	A$000s

2013	310
2014	332
2015	1,867

Total	$2,509

Significant Accounting Principles and Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurement
Fair Value Measurement

US GAAP defines fair value and establishes a fair value hierarchy organized into three levels based upon the input assumptions used in pricing assets.  Level 1 inputs have the highest reliability and are related to assets with unadjusted quoted prices in active markets.  Level 2 inputs relate to assets with other than quoted prices in active markets which may include quoted prices for similar assets or liabilities or other inputs which can be corroborated by observable market data. Level 3 inputs are unobservable inputs and are used to the extent that observable inputs do not exist.

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying consolidated financial statements.

Basis of Presentation and Used Estimates
Basis of Presentation and Used Estimates

The preparation of financial statements in conformaity with accounting principles generally accepted in the United states of America (“US GAAP”) requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure on contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The functional and reporting currency is the Australian dollar.

Convenience Translation to US$
Convenience Translation to US$

The consolidated financial statements as of and for the year ended December 31, 2012 have been translated into United States dollars using the rate of exchange of the United States dollar at December 31, 2012 (A$1.00=US$1.0373). The translation was made solely for the convenience of readers in the United States.

Comparative Figures		Comparative Figures Where necessary, comparative figures have been reclassified to be consistent with current year presentation with no effect on operations.
Noncontrolling Interests
Noncontrolling Interests

The Company follows the FASB issued Accounting Standards Codification (“ASC”) guidance for noncontrolling interests which establishes accounting and reporting standards pertaining to: (i) ownership interests in subsidiaries held by parties other than the parent (“noncontrolling interests”), (ii) the amount of net income attributable to the parent and to the noncontrolling interests, (iii) changes in a parent’s ownership interest, and (iv) the valuation of any retained noncontrolling equity investment when a subsidiary is deconsolidated. If a subsidiary is deconsolidated, any retained noncontrolling equity investment in the former subsidiary is measured at fair value and a gain or loss is recognized in net income based on such fair value. For presentation and disclosure purposes, the guidance requires noncontrolling interests to be classified as a separate component of equity. Noncontrolling interests reflect third parties ownership interest in entities that are consolidated as less than 100% owned (see note 7).

Principles of Consolidation
Principles of Consolidation

The consolidated financial statements include the assets and liabilities of the Company and the entities it controlled at the end of the financial period and the results of the Company and the entities it controlled during the year.  Where entities are not controlled throughout the entire financial year, the consolidated results include the results of those entities for that part of the period during which control exists. The effect of all transactions between entities in the group and the inter-entity balances are eliminated in full in preparing the consolidated financial statements.

Mineral Property Acquisition, Exploration Costs, Development Costs and Amortization of Mineral Rights
Mineral Property Acquisition, Exploration Costs, Development Costs and Amortization of Mineral Rights

Mineral property acquisition, exploration and development costs are expensed as incurred until such time as economic reserves are quantified. As a result of establishing the Paradise South phosphate reserve estimate after it was determined that a mining deposit can be economically and legally extracted or produced based on established proven and probable reserves, further exploration costs and development costs incurred after such determination capitalized. The establishment of proven and probable reserves is based on results of final feasibility studies which indicate whether a property is economically feasible. Upon commencement of commercial production, capitalized costs will be transferred to the appropriate asset category and amortized over their estimated useful lives. Capitalized costs, net of salvage values, relating to a deposit which is abandoned or considered uneconomic for the foreseeable future, will be written off. Mineral rights are amortized over their estimated useful lives being the Company’s estimated rights to tenure.

Stock Options
Stock Options

For the issuances of stock options, the Company follows the fair value provisions of FASB issued guidance now codification ASC Topic 718, “Compensation-Stock Compensation”. Topic 718 requires the Company to measure the cost of employee services received in exchange for an award of equity instruments based on grant date fair value.  The cost will be recognised over the period during which an employee is required to provide service in exchange for the award – usually the vesting period.  In the case where there is no required service period, the fair value of the equity instruments is expensed immediately.

Comprehensive Income (Loss)
Comprehensive Income (Loss)

The Company follows ASC Topic 220 “Comprehensive Income” (“ASC 220”). ASC 220 requires a company to report comprehensive income/(loss) and its components in a full set of financial statements. Comprehensive income/(loss) is the change in equity during a period from transactions and other events and circumstances from non-owner sources such as unrealized gains (losses) on foreign currency translation adjustments. Changes in unrealized foreign currency translation adjustments during fiscal 2012 and 2011 amounted to A$nil and A$863,000  respectively. Accordingly, the Comprehensive (loss) attributable to Legend’s shareholders for the years ended December 31, 2012 and 2011 amounted to A$(23,420,000) and A$(43,214,000).

Inventories		Inventories Materials and Supplies Materials and supplies are valued at the lower of average cost or net realizable value.
Loss per Share
Loss per Share

The Company follows the FASB ASC Topic 260 “Earnings per Share” provisions which require the reporting of both basic and diluted loss per share. Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted net loss per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Anti-dilutive effects on net loss per share are excluded.

Property and Equipment
Property and Equipment

Property and equipment is stated at cost.  The Company records depreciation and amortization, when appropriate, using straight-line method over the estimated useful lives of the assets. Expenditures for maintenance and repairs are charged to expense as incurred.   Additions, major renewals and replacements that increase the property's useful life are capitalized. Property sold or retired, together with the related accumulated depreciation is removed from the appropriate accounts and the resultant gain or loss is included in net income (loss).

		At December 31, 2012			At December 31, 2011
	Depreciable Life (in years)	Cost A$000s	Accumulated Depreciation A$000s	Net Book Value A$000s	Cost A$000s	Accumulated Depreciation A$000s	Net Book Value A$000s
Land		231	-	231	1,101	-	1,101
Buildings	40	10	(5)	5	2,978	(195)	2,783
Leasehold Improvements	1-2	182	(99)	83	267	(102)	165
Motor Vehicles	5	1,503	(914)	589	1,615	(806)	809
Equipment	1-10	4,115	(2,106)	2,009	4,343	(1,482)	2,861
Aircraft	5	4,240	(678)	3,562	4,237	(330)	3,907
Construction in Progress		1,131	-	1,131	1,183	-	1,183
		11,412	(3,802)	7,610	15,724	(2,915)	12,809

The depreciation expense for the year ended December 31, 2012 amounted to A$1,566,000 (US$1,624,000) and for the year ended December 31, 2011 amounted to A$1,715,000. Accumulated depreciation on assets written off and/or disposed of for the year ended December 31, 2012 was A$682,000 (US$707,000) and for the year ended December 31, 2011 was A$788,000. Net book value of assets sold/written off for the year ended December 31, 2012 amounted to A$3,759,000 (US$3,899,000) (2011: A$418,000).The amount written off from construction in progress for the year ended December 31, 2012 was A$nil (US$nil) (2011: A$940,000).

Fair Value of Financial Instruments
Fair Value of Financial Instruments

ASC Topic 825 “Financial Instruments” requires the Company to disclose, when reasonably attainable, the fair market values of its assets and liabilities which are deemed to be financial instruments. The Company’s financial instruments include cash, receivables, other investments, advances due from affiliates, convertible debenture, advances from affiliates, accounts payable and accrued expenses. The carrying amounts of cash, receivables,  accounts payable and accrued expenses approximate their respective fair values due to the short term maturities of these instruments. The carrying value of the convertible debenture is reasonable approximation of its fair value.The fair value of advances due to and from affiliates are not practicable to estimate as no similar market exists for these instruments and as it does not have a specified date of repayment. The carrying amounts of marketable securities comprised of shares are measured at fair value based on unadjusted quoted market prices that are available in active markets as of the reporting date.

The Company’s other financial instruments consists of long-term debt, including current portion. The fair value of the Company’s fixed rate debt based on market prices as of December 31, 2012 was A$2,509,000 (US$2,603,000), based on current interest rates available to us for debt instruments with similar terms, degrees of risk and remaining maturities. The carrying values of these obligations, for each period presented, approximate fair value.

Cash Equivalents
Cash Equivalents

Legend considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents.  For the periods presented there were no cash equivalents.

Federal Income Tax
Federal Income Tax

ASC Topic 740 requires the Company to recognise, measure, present and disclose in its financial statements uncertain tax positions that the Company has taken or expects to take on a tax return. Additionally for tax positions to qualify for deferred tax benefit recognition under ASC 740, the position must have at least “more than likely not” chance of being sustained upon challenge by the respective taxing authorities, and whether or not it meets that criteria is a matter of significant judgement. The Company believes that it does not have any uncertain tax positions that would require the recording or disclosure of a potential tax liability.

The Company follows the asset and liability approach which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. For the period presented, there was no taxable income. There are no deferred income taxes resulting from temporary differences in reporting certain income and expense items for income tax and financial accounting purposes. The Company, at this time, is not aware of any net operating losses which are expected to be realised, therefore a valuation allowance was established.

Foreign Currency Translation
Foreign Currency Translation

The Company’s functional and reporting currency is the Australian dollar.  Revenue and expenses incurred in a currency other than the reporting currency, Australian dollars are translated at the date incurred or invoiced. Assets and liabilities are re-valued at the period end exchange rate where appropriate. Gains or losses from foreign currency transactions are included in the results of operations. Foreign currency exchange gain/loss in 2012 and 2011 is primarily as a result of the translation of cash maintained in US banking institutions to A$ and long term debt with overseas institutions and amounted to a loss of A$16,000 (US$18,000) in 2012 and a loss of A$45,000 in 2011.

Goods and Services Tax ("GST")
Goods and Services Tax (“GST”)

Revenues, expenses and assets generated in Australia are subject to Australian GST which requires the supplier to add a 10% GST to predominately all expenses and the cost of assets and for the Company to include a 10% GST to the selling price of a product. Revenues, expenses and assets are recognized net of the amount of GST except where the GST incurred on a purchase of goods and services is not recoverable from the taxation authority, in which case the GST is recognized as part of the cost of acquisition of the assets or as part of the expense item as applicable, and receivables and payables are stated with the amount of GST included. The net amount of GST recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the balance sheet. Cash flows are included in the cash flow statement on a gross basis and the GST component of cash flows arising from investing and financing activities which is recoverable from, or payable to, the taxation authority are classified as operating cash flows. Commitments and contingencies are disclosed net of the amount of GST recoverable from, or payable to, the taxation authority

Reclamation and Remediation Obligations (Asset Retirement Obligations)
Reclamation and Remediation Obligations (Asset Retirement Obligations)

Reclamation costs are allocated to expense over the life of the exploration activity and are periodically adjusted to reflect changes in the estimated present value resulting from the passage of time and revisions to the estimates of either the timing or amount of the reclamation and remediation costs. The asset retirement obligation is based on when the spending for an existing environmental disturbance will occur. The Company reviews, on at least an annual basis, the asset retirement obligation at each exploration site.

Future remediation costs are accrued based on management’s best estimate at the end of each period of the costs expected to be incurred. Such cost estimates include, where applicable, plugging of drill holes, removal of consumables and ripping of drill pads and tracks. Changes in estimates are reflected in earnings in the period an estimate is revised.

Accounting for reclamation and remediation obligations requires management to make estimates unique to each exploration operation of the future costs the Company will incur to complete the reclamation and remediation work required to comply with existing laws and regulations. Actual costs incurred in future periods could differ from amounts estimated. Additionally, future changes to environmental laws and regulations could increase the extent of reclamation and remediation work required. Any such increases in future costs could materially impact the amounts charged to earnings for reclamation and remediation.

Lease Liability
Lease Liability

Leases meeting certain criteria are accounted for as a capital lease. Imputed interest is charged against income. The capitalised value of the assets is depreciated over the estimated useful lives. The Company has entered into leasing agreements of two and three year terms for motor vehicles. Obligations under capital lease are reduced by the rental payments net of imputed interest. All other leases are treated as operating leases

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets

The Company accounts for its long-lived assets in accordance with ASC Topic 360, “Impairment or Disposal of Long-Lived Assets”. ASC Topic 360 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of its assets, including property, plant and equipment and mineral rights, by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, the impairment loss is recorded equal to the difference between the asset’s carrying value and fair value or disposable value. During 2012, the Company reviewed the assets held and adopted a plan to dispose of some of its assets relating to land and buildings  A$3,361,000 (US$3,486,000) and motor vehicles A$10,000 (US$11,000) which were surplus to its needs. As part of the plan, an impairment loss of A$250,000 (US$260,000) was recognized which is included in write off/writedown of assets, representing the excess of the carrying amount of certain assets over the aggregate of the fair value. All of the impaired assets are part of the current assets – assets held for sale.

Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property and Equipment
Property and equipment is stated at cost. The Company records depreciation and amortization, when appropriate, using straight-line method over the estimated useful lives of the assets. Expenditures for maintenance and repairs are charged to expense as incurred. Additions, major renewals and replacements that increase the property's useful life are capitalized.  Property sold or retired, together with the related accumulated depreciation is removed from the appropriate accounts and the resultant gain or loss is included in net income (loss).

		At June 30, 2013			At December 31, 2012
	Depreciable Life (in years)	Cost A$000s	Accumulated Depreciation A$000s	Net Book Value A$000s	Cost A$000s	Accumulated Depreciation A$000s	Net Book Value A$000s
Land		231	-	231	231	-	231
Buildings	40	10	(6)	4	10	(5)	5
Leasehold Improvements	1-2	130	(60)	70	182	(99)	83
Motor Vehicles	5	1,209	(862)	347	1,503	(914)	589
Equipment	1-10	1,035	(645)	390	4,115	(2,106)	2,009
Aircraft	5	-	-	-	4,240	(678)	3,562
Construction in Progress		1,144	-	1,144	1,131	-	1,131
		3,759	(1,573)	2,186	11,412	(3,802)	7,610

Property and equipment is stated at cost.  The Company records depreciation and amortization, when appropriate, using straight-line method over the estimated useful lives of the assets. Expenditures for maintenance and repairs are charged to expense as incurred.   Additions, major renewals and replacements that increase the property's useful life are capitalized. Property sold or retired, together with the related accumulated depreciation is removed from the appropriate accounts and the resultant gain or loss is included in net income (loss).

		At December 31, 2012			At December 31, 2011
	Depreciable Life (in years)	Cost A$000s	Accumulated Depreciation A$000s	Net Book Value A$000s	Cost A$000s	Accumulated Depreciation A$000s	Net Book Value A$000s
Land		231	-	231	1,101	-	1,101
Buildings	40	10	(5)	5	2,978	(195)	2,783
Leasehold Improvements	1-2	182	(99)	83	267	(102)	165
Motor Vehicles	5	1,503	(914)	589	1,615	(806)	809
Equipment	1-10	4,115	(2,106)	2,009	4,343	(1,482)	2,861
Aircraft	5	4,240	(678)	3,562	4,237	(330)	3,907
Construction in Progress		1,131	-	1,131	1,183	-	1,183
		11,412	(3,802)	7,610	15,724	(2,915)	12,809

Deposits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Deposits Held
Deposits held by the Company as at June 30, 2013 and December 31, 2012 consist of:

	June 30, 2013 A$000s	December 31, 2012 A$000s

Term deposit as security for a Banker’s Undertaking	180	317

Cash deposits provided to Government Departments for the purpose of guaranteeing the Company’s performance in accordance with mining law	132	616

Other	153	152

	465	1,085

Deposits held by the Company consist of:

	December 31
	2012 A$000s	2011 A$000s

Term Deposit as security for a Banker’s Undertaking	317	299
Other	152	148
Cash deposits provided to Government Departments for the purpose of guaranteeing the Company’s performance in accordance with mining law	616	707
	1,085	1,154

Stockholders Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Option Activity
A summary of option activity under the Plan as of June 30, 2013, and changes during the six months then ended is presented below:

Options	Shares 000s	Weighted-Average Exercise Price

Balance, December 31, 2012	21,900	$1.34

Granted	-	-
Exercised	-	-
Forfeited and expired	(463)	-

Balance, June 30, 2013	21,437	$1.34

Options exercisable at June 30, 2013	21,437	$1.34

A summary of option activity under the Plan as of December 31, 2012, and changes since December 2006 is presented below:

Options	Shares 000s	Weighted-Average Exercise Price
Balance, December 31, 2006	8,100	$0.83
Granted	6,250	$0.93
Exercised	-	-
Forfeited and expired	(1,763)	$0.72

Balance, December 31, 2007	12,587	$0.79
Granted	11,000	$1.79
Exercised	-	-
Forfeited and expired	(1,125)	$0.98

Balance, December 31, 2008	22,462	$1.19
Granted	1,900	$1.00
Exercised	-	-
Forfeited and expired	(675)	$1.00

Options	Shares 000s	Weighted-Average Exercise Price
Balance, December 31, 2009	23,687	$1.30
Granted	500	$1.00
Exercised	(333)	$0.83
Forfeited and expired	(979)	$0.97

Balance, December 31, 2010	22,875	$1.32
Granted	-	-
Exercised	-	-
Forfeited and expired	(300)	$1.00

Balance, December 31, 2011	22,575	$1.33
Granted	-	-
Exercised	-	-
Forfeited and expired	(675)	$1.00

Balance, December 31, 2012	21,900	$1.34

Options exercisable at December 31, 2012	21,900	$1.34

Stock-Based Compensation Expense Relating to Stock Options
For the six months ended June 30, 2013, stock-based compensation expense relating to stock options was A$nil. No income tax benefit was recognized in the six months ended June 30, 2013 for stock-based compensation arrangements. As at June 30, 2013, there was A$nil of unrecognized compensation cost, before income taxes, related to unvested stock options.

	Options Outstanding			Options Exercisable
Exercise Price US$	Number Outstanding 000s	Weighted Average Remaining| Contractual Life (In Years)	Weighted- Average Exercise Price	Number Exercisable 000s	Weighted Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price
$0.444	1,856	3.36		1,856	3.36
$1.000	12,681	4.31		12,681	4.31
$2.000	5,900	4.68		5,900	4.68
$3.480	1,000	5.03		1,000	5.03
	21,437	4.36	$1.34	21,437	4.36	$1.34

As at December 31, 2012, there was A$nil (US$nil) of unrecognized compensation cost, before income taxes, related to unvested stock options.

	Options Outstanding			Options Exercisable
Exercise Prices US$	Number Outstanding 000s	Weighted Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price	Number Exercisable 000s	Weighted Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price
$0.444	1,856	3.86		1,856	3.86
$1.000	13,144	4.85		13,144	4.85
$2.000	5,900	5.17		5,900	5.17
$3.480	1,000	5.52		1,000	5.52

	21,900	4.88	$1.34	21,900	4.88	$1.34

Assumptions used to Estimate Fair Value of Stock Options
The fair value of each option award is estimated on the date of grant using the Binomial option valuation model that uses the assumptions noted in the following table.
	For the year ended December 31, 2012	For the year ended December 31, 2011
Weighted Average Volatility	70%	70%
Dividend Yield	-	-
Expected term (years)	5.5 – 6.5	5.5 – 6.5
Risk-free rate	1.91%	1.91%

Lease Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Future Minimum Payments Due Under Capital Finance Lease
and expire at various dates from 2013 to 2016. Future minimum payments due for the remaining term of the leases as of June 30, 2013 are as follows:

A$000s
2013	42
2014	59
2015	14
2016	40
155
Less amounts representing interest	10
145

Current liability	81
Non-current liability	64
145

At June 30, 2013, the net book value of the motor vehicles under capital finance leases amounts to:	168

$A000s
The Company entered into capital finance lease agreements for motor vehicles. The leases are non-cancellable and require total monthly repayments of A$25,000 (2011:A$26,000) and expire at various dates from 2013 to 2016. Future minimum payments due for the remaining term of the leases as of December 31, 2012 are as follows:

2013	156
2014	59
2015	14
2016	40
269
Less amounts representing interest	17
252

Current liability	143
Non-current liability	109

252
At December 31, 2012, the net book value of the motor vehicles under capital leases amounts to:	435

Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Future Minimum Lease Payments Under Operating Leases
A$000s
Future minimum lease payments under the Company’s non-cancellable operating leases are as follows:

2013	37
2014	32
69

A$000s
Future minimum lease payments under the Company’s non-cancellable operating leases are as follows:

2013	145
2014	55
2015	13
2016	39
252

Amount Required to Be Expended If Company Wish to Preserve Interests in Its Current Tenements
relinquishment of parts or the whole of tenements deemed non-prospective. Should the company wish to preserve interests in its current tenements the amount which may be required to be expended is as follows:

A$000s

Not later than one year	1,075
Later than one year but not later than five years	2,407
Later than five years but not later than twenty one years	251
3,733

Should the company wish to preserve interests in its current tenements the amount which may be required to be expended is as follows:

	2012 A$000s	2011 A$000s
Not later than one year	2,473	5,278
Later than one year but not later than five years	5,704	9,532
Later than five years but not later than twenty one years	1,724	1,422
	9,901	16,232

Future Minimum Contractual Obligations under Operating leases
A$000s
Future minimum contractual obligations under operating leases are as follows:

2013	57
2014	27
84

Investments/Subsidaries (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Northern Capital Resources Corp
Equity Method Investment Summarized Financial Information
The following table presents summary unaudited financial information for NCRC as of June 30, 2013 and June 30, 2012 and for the three months thus ended. Such summary financial information has been provided herein based upon the individual significance of this unconsolidated equity investment to the consolidated financial information of the Company:

	June 2013 A$000s	June 2012 A$000s

Current assets	715	320
Non- current assets	653	4,870
Total assets	1,368	5,190

Current liabilities	207	615
Non-current liabilities	-	512
Total liabilities	207	1,127

Total shareholders’ equity	1,161	4,063
Noncontrolling interest	-	(5,770)

Shareholder equity attributable to NCRC	1,161	(1,707)

Net profit/(loss)	(1,193)	(2,080)

The following table presents summary unaudited financial information for NCRC. Such summary financial information has been provided herein based upon the individual significance of this unconsolidated equity investment to the consolidated financial information of the Company:

	December 2011 A$000s	December 2012 A$000s

Current assets	958	84
Non- current assets	7,124	1,689
Total assets	8,082	1,773

Current liabilities	615	175
Non-current liabilities	1,249	-
Total liabilities	1,864	175

Total shareholders’ equity	6,218	1,598

Noncontrolling interest	(4,331)	-

Shareholder equity attributable to NCRC	1,887	1,598

Net profit/(loss)	(22,673)	2,068

Teutonic Minerals Pty Ltd
Equity Method Investment Summarized Financial Information
The following table presents summary unaudited financial information for TEM. Such summary financial information has been provided herein based upon the individual significance of this unconsolidated equity investment to the consolidated financial information of the Company:

	December 2011 A$000s	December 2012 A$000s

Current assets	3,618	1,116
Non- current assets	8	12
Total assets	3,626	1,128

Current liabilities	180	523
Total liabilities	180	523

Total shareholders’ equity	3,446	605

Net profit/(loss)	(1,166)	(998)

Deconsolidation (Tables)	6 Months Ended
Jun. 30, 2013
Assets and Liabilities at Date of Deconsolidation and Comparative
Assets and liabilities at the date of deconsolidation and the comparative December 31, 2012 consist of the following:

	March 26, 2013 A$000s	December 31, 2012 A$000s
Assets
Current assets	3,845	1,938
Receivables - affiliates	527	200
Other non-current assets	994	777
Property, plant and equipment	4,878	1,660
Mineral rights	13,745	14,095
Goodwill	1,093	1,093

Total assets	25,082	19,763

Liabilities
Current liabilities	2,311	1,035
Reclamation and rehabilitation	1,008	1,007

Total liabilities related to assets	3,319	2,042

Non-controlling interests	18,115	13,018

Net book value of assets at deconsolidation	3,648	4,703

Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Net Deferred Tax Assets
At June 30, 2013, the net deferred tax asset consisted of the following:

	USA 2013 A$000s	Australia 2013 A$000s	Total 2013 A$000s
Deferred tax assets
Net operating loss carry-forward	6,683	6,787	13,470
Exploration expenditure	6,012	-	6,012
Less valuation allowance	(12,695)	(6,787)	(19,482)

Net deferred taxes	-	-	-

At December 31, 2012 and 2011, deferred taxes consisted of the following:

	USA 2012 A$000s	Australia 2012 A$000s	Total 2012 A$000s
Deferred tax assets

Net operating loss carry-forward	5,059	5,060	10,119
Exploration expenditure	5,138	-	5,138
Less valuation allowance	(10,197)	(5,060)	(15,257)
Net deferred taxes	-	-	-

	USA 2011 A$000s	Australia 2011 A$000s	Total 2011 A$000s
Deferred tax assets

Net operating loss carry-forward	14,534	27,744	42,502
Exploration expenditure	19,702	-	21,157
Less valuation allowance	(34,236)	(27,744)	(63,659)
Net deferred taxes	-	-	-

Reclamation and Rehabilitation (Tables)	12 Months Ended
Dec. 31, 2012
Reclamation and Remediation
	December 31, 2012 A$000s	December 31, 2011 A$000s

Balance January 1	969	926
Increase (Decrease) as a result of rehabilitation requirement on exploration undertaken during year	159	169
Decrease as a result of rehabilitation performed during the year	(35)	(126)
Closing balance December 31	1,093	969

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Aggregate Amount of Payment Obligations on Debt	This debt matures in 2015 with the aggregate amount of payment obligations after December 31, 2012 as follows:
Year	A$000s

2013	310
2014	332
2015	1,867

Total	$2,509

Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
Net Assets of MED Included in Balance Sheet	The net assets of MED included in the accompanying balance sheet are summarised as follows:
A$000s
Total assets	18,671
Total liabilities	(2,042)
Non Controlling Interests	(13,018)
Net assets	3,611

Organisation and Business - Additional Information (Detail)	1 Months Ended	6 Months Ended	12 Months Ended				84 Months Ended		6 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended						1 Months Ended
	Jan. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008 AUD	Dec. 31, 2007 AUD	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Rights USD ($)	Jun. 30, 2013 Convertible Notes	Dec. 31, 2012 Convertible Notes	Mar. 12, 2013 Merlin Diamonds Ltd AUD	Jan. 18, 2013 Merlin Diamonds Ltd AUD	Dec. 31, 2012 Merlin Diamonds Ltd AUD	Dec. 31, 2011 Merlin Diamonds Ltd	Jun. 30, 2013 Merlin Diamonds Ltd Top End Minerals Ltd	Dec. 31, 2012 Merlin Diamonds Ltd Top End Minerals Ltd	Jun. 30, 2013 Paradise South	Dec. 31, 2012 Paradise South	Feb. 13, 2012 Paradise AUD
Entity Information [Line Items]
Ownership interest		0.28%													50.69%	31.90%	31.14%	100.00%	100.00%
Phosphate mineral reserves near Mount Isa, ownership percentage		100.00%						100.00%
Stock issued, shares	142,500,000	142,500,000	22,640,725	7,572	66,282	42,000,000	65,582,358					35,000,000	24,000,000	3,656,000						100,000,000
Convertible notes			10,000,000					$ 10,373,000												10,000,000
Notes, maturity period from issue date										12 months	12 months
Repayment due date		Apr 29, 2013	May 10, 2013							Mar 10, 2013	Mar 10, 2013
Interest at a nominal rate										10.00%
Sale of Stock, Price Per Share	$ 0.05	$ 0.05										0.22	0.21
Stock issued, value	$ 7,500,000	$ 7,125,000	2,255,726			110,028,293	29,761,285		$ 20,000,000				5,040,000	580,000
Ownership percentage sold												19.90%	13.60%

Property and Equipment (Detail) In Thousands, unless otherwise specified	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Jun. 30, 2013 Building AUD	Dec. 31, 2012 Building AUD	Dec. 31, 2011 Building AUD	Jun. 30, 2013 Leasehold Improvements AUD	Dec. 31, 2012 Leasehold Improvements AUD	Dec. 31, 2011 Leasehold Improvements AUD	Jun. 30, 2013 Leasehold Improvements Minimum	Dec. 31, 2012 Leasehold Improvements Minimum	Jun. 30, 2013 Leasehold Improvements Maximum	Dec. 31, 2012 Leasehold Improvements Maximum	Jun. 30, 2013 Motor Vehicles AUD	Dec. 31, 2012 Motor Vehicles AUD	Dec. 31, 2011 Motor Vehicles AUD	Jun. 30, 2013 Equipment AUD	Dec. 31, 2012 Equipment AUD	Dec. 31, 2011 Equipment AUD	Jun. 30, 2013 Equipment Minimum	Dec. 31, 2012 Equipment Minimum	Jun. 30, 2013 Equipment Maximum	Dec. 31, 2012 Equipment Maximum	Jun. 30, 2013 Aircraft	Dec. 31, 2012 Aircraft AUD	Dec. 31, 2011 Aircraft AUD	Jun. 30, 2013 Land AUD	Dec. 31, 2012 Land AUD	Dec. 31, 2011 Land AUD	Jun. 30, 2013 Construction in Progress AUD	Dec. 31, 2012 Construction in Progress AUD	Dec. 31, 2011 Construction in Progress AUD
Property, Plant and Equipment [Line Items]
Depreciable Life (in years)					40 years	40 years					1 year	1 year	2 years	2 years	5 years	5 years					1 year	1 year	10 years	10 years	5 years	5 years
Cost	3,759		11,412	15,724	10	10	2,978	130	182	267					1,209	1,503	1,615	1,035	4,115	4,343						4,240	4,237	231	231	1,101	1,144	1,131	1,183
Accumulated Depreciation	(1,573)		(3,802)	(2,915)	(6)	(5)	(195)	(60)	(99)	(102)					(862)	(914)	(806)	(645)	(2,106)	(1,482)						(678)	(330)
Net Book Value	2,186	$ 7,894	7,610	12,809	4	5	2,783	70	83	165					347	589	809	390	2,009	2,861						3,562	3,907	231	231	1,101	1,144	1,131	1,183

Property and Equipment - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD
Depreciation expense	278,000	469,000	$ 1,624,000	1,566,000	1,715,000
Accumulated depreciation	913,000		707,000	682,000	788,000
Net book value of assets written off and/or disposed	3,526,000

Development Costs - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Development cost	118,000	$ 1,229,000	1,185,000

Deposits Held (Detail) In Thousands, unless otherwise specified	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD
Cash and Cash Equivalents [Line Items]
Term Deposit as security for a Banker's Undertaking	180		317	299
Cash deposits provided to Government Departments for the purpose of guaranteeing the Company's performance in accordance with mining law	132		616	707
Other	153		152	148
Deposits	465	$ 1,125	1,085	1,154

Stockholders Equity - Additional Information (Detail)	1 Months Ended	3 Months Ended	6 Months Ended			12 Months Ended											84 Months Ended	144 Months Ended	150 Months Ended			12 Months Ended						1 Months Ended		12 Months Ended		84 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended								12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2013 USD ($)	Jun. 30, 2012 AUD	Jun. 30, 2013 USD ($)	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 AUD	Dec. 31, 2010 AUD	Dec. 31, 2009 AUD	Dec. 31, 2008 AUD	Dec. 31, 2007 AUD	Dec. 31, 2004 AUD	Dec. 31, 2003 AUD	Dec. 31, 2001 AUD	Dec. 31, 2007 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Exploration Agreement USD ($)	Dec. 31, 2011 Exploration Agreement AUD	Dec. 31, 2011 General and Administrative Expense USD ($)	Dec. 31, 2011 General and Administrative Expense AUD	Dec. 31, 2011 Indian Farmers Fertilizer Cooperative Limited	Aug. 11, 2008 Indian Farmers Fertilizer Cooperative Limited	Mar. 12, 2013 Merlin Diamonds Ltd	Jan. 18, 2013 Merlin Diamonds Ltd AUD	Dec. 31, 2012 Merlin Diamonds Ltd AUD	Dec. 31, 2008 As Result of Delays in Lodging Registration Statement AUD	Dec. 31, 2007 As Result of Delays in Lodging Registration Statement AUD	Dec. 31, 2007 To Settle Outstanding Matters with External Party AUD	Dec. 31, 2008 Stock Options AUD	Aug. 11, 2008 Expiring 60 days from July 11, 2008 USD ($)	Sep. 30, 2008 Expiring 60 days from July 11, 2008 AUD	Jul. 14, 2008 Expiring 60 days from July 11, 2008 USD ($)	Jul. 14, 2008 Expiring 12 months from July 11, 2008 USD ($)	Jul. 14, 2008 Expiring 12 months from July 11, 2008 Forfeited	Jul. 14, 2008 Expiring 18 months from July 11, 2008 USD ($)	Jul. 14, 2008 Expiring 18 months from July 11, 2008 Forfeited	Jul. 14, 2008 Expiring 24 months from July 11, 2008 USD ($)	Jul. 14, 2008 Expiring 24 months from July 11, 2008 Forfeited	Dec. 31, 2011 Cashless Exercise of Option	Dec. 31, 2010 Cashless Exercise of Option	Jun. 30, 2013 Minimum	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Jun. 30, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Jun. 30, 2013 After 12 Months	Dec. 31, 2012 After 12 Months	Jun. 30, 2013 After 24 Months	Dec. 31, 2012 After 24 Months	Jun. 30, 2013 After 36 Months	Dec. 31, 2012 After 36 Months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option awards vested, percent																																																				33.30%	33.30%	33.30%	33.30%	33.30%	33.30%
Option award, contractual term			10 years	10 years		10 years	10 years
Maximum percentage of outstanding stock optioned and sold			10.00%	10.00%		10.00%	10.00%
Expected Life of Options																																														5 years 6 months	5 years 6 months	5 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months
Forfeiture rates																																														33.30%		33.30%	100.00%		100.00%
Stock-based compensation expense		11,000			25,000	$ 46,000	44,000	$ 460,000	452,000										12,817,000			$ 176,000	173,000	$ 284,000	279,000
Income tax benefit recognized for stock based compensation				0			0
Unrecognized compensation cost, before income taxes, related to unvested stock options
Shares issued, shares	142,500,000		142,500,000	142,500,000		22,640,725	22,640,725	7,572	7,572	66,282		42,000,000					65,582,358											35,000,000	24,000,000	3,656,000
Shares issued, value	7,500,000		7,125,000				2,255,726					110,028,293					29,761,285												5,040,000	580,000
Stock Issued During Period, Shares, Issued for Services												30,800					21,031,700
Stock Issued During Period, Value, Issued for Services												147,588		58,000	146,000	4,000	1,374,839
Stock Issued During Period, Shares, Stock Options Exercised										1,000,000	18,000	1,522,358					89,442,267													3,656,000				435,600	5,000,000									9,000	333,334
Stock issued under legal settlement of acquisition, shares																	500,000
Stock issued under legal settlement of acquisition, Value																	518,000
Stock Issued During Period, Shares, Other																															457,809	200,000	112,500
Stock Issued During Period, Value, Other													364,000																		900,495	364,805	35,416
Stock Issued During Period, Value, Stock Options Exercised											3,000	13,724,000																						51,494
Options to purchase shares of Common Stock																										30,000,000											5,000,000	8,000,000	8,000,000	8,000,000	8,000,000	9,000,000	9,000,000
Stock option exercise price, per share																				$ 1	$ 0.111														$ 2.5		$ 2.5	$ 3		$ 3.5		$ 4
Discount on the exercise price																																			1.20%
Stock option exercise price				6,932,000	2,256,000	2,340,000	2,256,000		53,000									155,648,000	162,579,000																	13,672,091
Common stock held			100.00%	100.00%		100.00%	100.00%												100.00%								15.20%
Proceeds from stock options exercised											2,763
Consulting fees										247,000
The aggregate intrinsic value of outstanding stock options
The aggregate intrinsic value of exercisable stock options
The aggregate intrinsic value of exercised options
Number of option outstanding
Exercise price per option																														0.16

Option Activity (Detail) (USD $)	12 Months Ended			84 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Jun. 30, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2009 Stock Options	Dec. 31, 2008 Stock Options	Dec. 31, 2007 Stock Options
Options, Shares
Beginning Balance					21,900,000	22,575,000	22,875,000	23,687,000	22,462,000	12,587,000	8,100,000
Granted								500,000	1,900,000	11,000,000	6,250,000
Exercised	(1,000,000)	(18,000)	(1,522,358)	(89,442,267)				(333,000)
Forfeited and expired					(463,000)	(675,000)	(300,000)	(979,000)	(675,000)	(1,125,000)	(1,763,000)
Ending Balance					21,437,000	21,900,000	22,575,000	22,875,000	23,687,000	22,462,000	12,587,000
Options exercisable at end of period					21,437,000	21,900,000
Options, Weighted-Average Exercise Price
Beginning Balance					$ 1.34	$ 1.33	$ 1.32	$ 1.3	$ 1.19	$ 0.79	$ 0.83
Granted								$ 1	$ 1	$ 1.79	$ 0.93
Exercised								$ 0.83
Forfeited and expired						$ 1	$ 1	$ 0.97	$ 1	$ 0.98	$ 0.72
Ending Balance					$ 1.34	$ 1.34	$ 1.33	$ 1.32	$ 1.3	$ 1.19	$ 0.79
Options exercisable at end of period					$ 1.34	$ 1.34

Stock-Based Compensation Expense Relating to Stock Options (Detail) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 Group 1 USD ($)	Dec. 31, 2012 Group 1 AUD	Jun. 30, 2013 Group 2 USD ($)	Dec. 31, 2012 Group 2 AUD	Jun. 30, 2013 Group 3 USD ($)	Dec. 31, 2012 Group 3 AUD	Jun. 30, 2013 Group 4 USD ($)	Dec. 31, 2012 Group 4 AUD
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price			$ 0.444	0.444	$ 1	1	$ 2	2	$ 3.48	3.48
Options Outstanding, Number Outstanding	21,437	21,900	1,856	1,856	12,681	13,144	5,900	5,900	1,000	1,000
Options outstanding, weighted average remaining contractual life (In Years)	4 years 4 months 10 days	4 years 10 months 17 days	3 years 4 months 10 days	3 years 10 months 10 days	4 years 3 months 22 days	4 years 10 months 6 days	4 years 8 months 5 days	5 years 2 months 1 day	5 years 11 days	5 years 6 months 7 days
Options Outstanding, weighted- average exercise price	1.34	1.34
Options exercisable, number outstanding	21,437	21,900	1,856	1,856	12,681	13,144	5,900	5,900	1,000	1,000
Options exercisable, weighted average remaining contractual life (In Years)	4 years 4 months 10 days	4 years 10 months 17 days	3 years 4 months 10 days	3 years 10 months 10 days	4 years 3 months 22 days	4 years 10 months 6 days	4 years 8 months 5 days	5 years 2 months 1 day	5 years 11 days	5 years 6 months 7 days
Options Exercisable, Weighted- Average Exercise Price	1.34	1.34

Affiliate Transactions - Additional Information (Detail)	1 Months Ended	6 Months Ended	12 Months Ended						84 Months Ended	144 Months Ended	150 Months Ended	1 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended				12 Months Ended												1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008 AUD	Dec. 31, 2007 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Feb. 20, 2013 Subsequent Event USD ($)	Jan. 16, 2013 Subsequent Event USD ($)	Jun. 30, 2013 Subsequent Event USD ($)	Dec. 31, 2011 AXIS Consultants Pty Ltd AUD	Jun. 30, 2013 AXIS Consultants Pty Ltd AUD	Jun. 30, 2012 AXIS Consultants Pty Ltd AUD	Dec. 31, 2012 AXIS Consultants Pty Ltd USD ($)	Dec. 31, 2012 AXIS Consultants Pty Ltd AUD	Dec. 31, 2011 AXIS Consultants Pty Ltd AUD	Sep. 30, 2011 AXIS Consultants Pty Ltd AUD	Dec. 31, 2012 AXIS Consultants Pty Ltd Minimum	Dec. 31, 2012 AXIS Consultants Pty Ltd Maximum	Jun. 30, 2013 AXIS Consultants Pty Ltd Management & Administration AUD	Dec. 31, 2012 AXIS Consultants Pty Ltd Management & Administration USD ($)	Dec. 31, 2012 AXIS Consultants Pty Ltd Management & Administration AUD	Jun. 30, 2012 AXIS Consultants Pty Ltd Management & Administration AUD	Dec. 31, 2011 AXIS Consultants Pty Ltd Management & Administration AUD	Jun. 30, 2013 AXIS Consultants Pty Ltd Exploration Agreement AUD	Dec. 31, 2012 AXIS Consultants Pty Ltd Exploration Agreement USD ($)	Dec. 31, 2012 AXIS Consultants Pty Ltd Exploration Agreement AUD	Jun. 30, 2012 AXIS Consultants Pty Ltd Exploration Agreement AUD	Dec. 31, 2011 AXIS Consultants Pty Ltd Exploration Agreement AUD	Jan. 31, 2012 Merlin Diamonds Ltd	Dec. 31, 2012 Merlin Diamonds Ltd USD ($)	Dec. 31, 2012 Merlin Diamonds Ltd AUD	Jun. 30, 2013 Merlin Diamonds Ltd AUD	Dec. 31, 2011 Merlin Diamonds Ltd AUD	Jan. 31, 2012 Merlin Diamonds Ltd December 14, 2012 USD ($)	Jan. 31, 2012 Merlin Diamonds Ltd December 14, 2012 AUD	Dec. 31, 2012 Merlin Diamonds Ltd December 14, 2012	Dec. 31, 2012 Merlin Diamonds Ltd December 31, 2012 USD ($)	Dec. 31, 2012 Merlin Diamonds Ltd December 31, 2012 AUD	Mar. 15, 2013 Merlin Diamonds Ltd Subsequent Event	Jun. 28, 2012 Merlin Diamonds Ltd Private Placement December 14, 2012 USD ($)	Jun. 28, 2012 Merlin Diamonds Ltd Private Placement December 14, 2012 AUD	Jun. 30, 2013 Edinox Pty Ltd AUD	Dec. 31, 2012 Edinox Pty Ltd USD ($)	Dec. 31, 2012 Edinox Pty Ltd AUD	Dec. 31, 2011 Edinox Pty Ltd AUD	Jun. 30, 2013 Edinox Pty Ltd Minimum	Dec. 31, 2011 Edinox Pty Ltd Minimum	Jun. 30, 2013 Edinox Pty Ltd Maximum	Dec. 31, 2011 Edinox Pty Ltd Maximum	Dec. 31, 2012 Top End Uranium Ltd USD ($)	Dec. 31, 2012 Top End Uranium Ltd AUD	Dec. 31, 2012 Northern Capital Resources Corp AUD	Dec. 31, 2011 Northern Capital Resources Corp USD ($)
Related Party Transaction [Line Items]
Percentage of equity interests held																9.09%		9.09%	9.09%
Cost of Investment in AXIS																1			1
Amount charged by related party for services rendered																								1,215,000	6,433,000	6,202,000	3,312,000	5,939,000	668,000	3,136,000	3,023,000	1,736,000	7,228,000
Amount paid by the company for charges																3,617,000	3,941,000	8,016,000	7,728,000	17,697,000
Amount repaid by related party																2,813,000	140,000	949,000	915,000
Adjustment to the provision																434,000	1,270,000	2,427,000	2,340,000
Provision for doubtful receivable															6,800,000					6,839,000
Non-current assets - advances to affiliate			395,000	381,000	708,000					381,000					645,000	2,870,000	645,000	669,000	645,000	645,000																																						63,000
Interest income from related party			75,000	72,000	136,000					513,000	441,000					0		75,000	72,000	136,000
Ownership interest		0.28%									0.28%																										0.28%	50.69%																	31.14%	31.14%	31.50%	31.50%
Amount due from affiliate																			4,499,000																		4,000
Advance received from related party										7,000	7,000																																							2,264,000
Amounts due to affiliates			2,348,000	2,264,000	2,295,000					2,264,000																																						2,348,000	2,264,000	2,295,000
Interest charged to related party																				11.19%		9.84%	10.24%																												4.74%	4.92%	5.14%	6.32%
Interest charged by related party																																															28,000	177,000	171,000	31,000
Third party majority shareholder percentage																		72.73%	72.73%
Other receivables															7,484,000					7,484,000	6,740,000
Shares issued, shares	142,500,000	142,500,000	22,640,725	22,640,725	7,572	66,282		42,000,000	65,582,358			45,000,000	150,000,000	52,500,000																									3,656,000	3,656,000	9,000,000	43,000,000	43,000,000		12,071,221	12,071,221
Shares issued, value	7,500,000	7,125,000		2,255,726				110,028,293	29,761,285			2,250,000	7,500,000	2,625,000																									602,000	580,000		9,367,000	9,030,000		2,746,000	2,647,000
Options exercised						1,000,000	18,000	1,522,358	89,442,267																									3,656,000
Additional shares acquired																																			165,000	165,000
Cost of acquiring additional shares																																			33,000	32,000
Ownership interest after including dilutive effect of shares issued																																			41.95%	41.95%								33.84%
Shares price per share																																											0.21
Due from related party																																			12,000	12,000		45,000
Current assets - advances to affiliates			481,000	464,000						464,000																																													207,000	200,000
Repayment of loan																																																$ 208,000	201,000

Assets Held For Sale - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended			144 Months Ended	150 Months Ended	12 Months Ended
	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Dec. 31, 2012 Land and Building AUD	Jun. 30, 2013 Land and Building AUD
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	1,315,000		1,315,000		$ 3,497,000	3,371,000		3,371,000	1,315,000		1,315,000
Write off/writedown of assets	15,000	3,000	960,000	3,000	$ 338,000	326,000	34,000	605,000	1,562,000	130,000

Lease Liability - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 AUD	Dec. 31, 2012 AUD	Dec. 31, 2011 USD ($)
Capital Leased Assets [Line Items]
Total monthly repayments of capital finance leases	7,000	25,000	$ 26,000
Leases, expiration dates	Expire at various dates from 2013 to 2016	Expire at various dates from 2013 to 2016

Future Minimum Payments Due Under Capital Finance Lease (Detail) In Thousands, unless otherwise specified	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD
Capital Leased Assets [Line Items]
2013	42
2013	59		156
2014	14		59
2015	40		14
2016			40
Capital Leases, Future Minimum Payments Due, Total	155		269
Less amounts representing interest	10		17
Capital Lease Obligations	145		252
Current liability	81	148	143	283
Non-current liability	64	113	109	197
Capital Lease Obligations	145		252
Net book value of the motor vehicles under capital finance leases amounts to:	168		435

Other Investments - Additional information (Detail)	6 Months Ended	12 Months Ended			144 Months Ended	150 Months Ended	12 Months Ended
	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Dec. 31, 2011 Other Investments USD ($)	Dec. 31, 2011 Other Investments AUD	Dec. 31, 2009 Other Investments AUD
Schedule of Held-to-maturity Securities [Line Items]
Investment									2,784,000
Receipt from investment redeemed				1,933,000	3,205,000	3,205,000	1,724,000	1,695,000
Provision for impairment of investment	471,000	$ 718,000	692,000	5,654,000	6,346,000	6,125,000	$ 732,000	719,000

Commitments and Contingencies - Additional Information (Detail) (AUD) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Registration Payment Arrangement [Line Items]
Future commitments towards lease agreements	69	252

Future Minimum Lease Payment Under Operating Leases (Detail) (AUD) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
2013	37
2013	32	145
2014		55
2015		13
2016		39
Operating Leases, Future Minimum Payments Due, Total	69	252

Amount Required to Be Expended If Company Wish to Preserve Interests in Its Current Tenements (Detail) (AUD) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Unrecorded Unconditional Purchase Obligation	3,733	9,901	16,232
Not later than one year
Commitments and Contingencies Disclosure [Line Items]
Unrecorded Unconditional Purchase Obligation	1,075	2,473	5,278
Later than one year but not later than five years
Commitments and Contingencies Disclosure [Line Items]
Unrecorded Unconditional Purchase Obligation	2,407	5,704	9,532
Later than five years but not later than twenty one years
Commitments and Contingencies Disclosure [Line Items]
Unrecorded Unconditional Purchase Obligation	251	1,724	1,422

Investments/Subsidiaries - Additional Information (Detail)	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended					84 Months Ended	144 Months Ended	150 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended
	Jan. 31, 2013 USD ($)	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Jun. 30, 2013 USD ($)	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2010	Dec. 31, 2008 AUD	Dec. 31, 2007 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Dec. 31, 2012 Top End Minerals Ltd AUD	Dec. 31, 2011 Top End Minerals Ltd AUD	Jun. 30, 2013 Paradise Phosphate Pty Limited AUD	Jun. 30, 2012 Paradise Phosphate Pty Limited AUD	Dec. 31, 2012 Paradise Phosphate Pty Limited AUD	Jun. 30, 2013 Alexya Pty Ltd AUD	Jun. 30, 2012 Alexya Pty Ltd AUD	Dec. 31, 2012 Alexya Pty Ltd AUD	Dec. 31, 2011 Alexya Pty Ltd AUD	Jun. 30, 2013 Northern Capital Resources Corp AUD	Jun. 30, 2012 Northern Capital Resources Corp AUD	Dec. 31, 2012 Northern Capital Resources Corp AUD	Dec. 31, 2011 Northern Capital Resources Corp AUD	Dec. 31, 2012 Northern Capital Resources Corp Chairman and Chief Executive Officer	Mar. 12, 2013 Merlin Diamonds Ltd	Jan. 18, 2013 Merlin Diamonds Ltd AUD	Dec. 31, 2012 Merlin Diamonds Ltd AUD	Dec. 31, 2011 Merlin Diamonds Ltd AUD	Dec. 31, 2012 Merlin Diamonds Ltd Exercise of Options and Share Placements AUD	Feb. 27, 2008 Teutonic Minerals Pty Ltd AUD
Subsidiary or Equity Method Investee [Line Items]
Ownership interest		0.28%		0.28%	0.28%									0.28%	31.14%				100.00%													50.69%
Stock issued (in shares)																			100,000,000
Estimated current tax liability resulting from transfer of assets to PPO																		618,000	650,000
Amount of other income																	27,000	118,000	229,000												174,000	844,000
Amount of loss		(713,000)	(3,960,000)		2,122,000	(9,819,000)	(24,293,000)	(23,420,000)	(44,077,000)				(169,927,000)	(167,805,000)			1,487,000	5,429,000	14,062,000	1,197,000	469,000	907,000	1,201,000								5,495,000	4,832,000
Amount of revenue													6,000	6,000
Percentage of ownership interest		100.00%		100.00%	100.00%		100.00%	100.00%						100.00%										31.50%		31.50%
Equity method investments							186,000	179,000	1,306,000				179,000		179,000	711,000											595,000
Equity loss						(124,000)	(451,000)	(435,000)	(7,495,000)				(9,716,000)	(8,750,000)	311,000	362,000									124,000	124,000	7,133,000
Excess of the carrying value of equity investment
Shares issued, shares	142,500,000			142,500,000	142,500,000		22,640,725	22,640,725	7,572	66,282	42,000,000	65,582,358																	35,000,000	24,000,000	3,656,000		24,727,221
Shares issued, value	7,500,000			7,125,000				2,255,726			110,028,293	29,761,285																		5,040,000	580,000		5,131,000
Additional shares acquired																															165,000
Cost of acquiring additional shares																															32,000
Company's interest including dilutive effect of issues																															41.95%
Pre production trials																															1,772,000
Consideration payable to vendors																																		300,000
Percentage of gross revenue																																		1.00%
Legal Cost incurred																																		26,526
Impairment of equity investment						471,000	718,000	692,000	5,654,000				6,346,000	6,125,000												471,000	5,654,000
Percentage of outstanding common stock owned by chairman and Chief Executive Officer																												35.62%
Impairment of equity investment															221,000

Summary Unaudited Financial Information of NCRC (Detail) (Northern Capital Resources Corp, AUD) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Northern Capital Resources Corp
Schedule of Equity Method Investments [Line Items]
Current assets	715	320	84	958
Non- current assets	653	4,870	1,689	7,124
Total assets	1,368	5,190	1,773	8,082
Current liabilities	207	615	175	615
Non-current liabilities		512		1,249
Total liabilities	207	1,127	175	1,864
Total shareholders' equity	1,161	4,063	1,598	6,218
Noncontrolling interest		(5,770)		(4,331)
Shareholder equity attributable to NCRC	1,161	(1,707)	1,598	1,887
Net profit/(loss)	(1,193)	(2,080)	2,068	(22,673)

Deconsolidation - Additional Information (Detail)	1 Months Ended	6 Months Ended		12 Months Ended			144 Months Ended	150 Months Ended	1 Months Ended
	Mar. 26, 2013 AUD	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Mar. 26, 2013 Merlin Diamonds Ltd AUD	Mar. 12, 2013 Merlin Diamonds Ltd AUD	Jan. 18, 2013 Merlin Diamonds Ltd AUD	Jun. 30, 2013 Merlin Diamonds Ltd	Dec. 31, 2012 Merlin Diamonds Ltd
Effects of Deconsolidation of Subsidiaries [Line Items]
Percentage of equity interests held												0.28%	41.90%
Sale of stock held										35,000,000	24,000,000
Price per share										0.22	0.21
Proceeds from sale of ordinary shares		6,932,000	2,256,000	$ 2,340,000	2,256,000	53,000	155,648,000	162,579,000		7,700,000	5,040,000
Percentage of shares for Sale									19.90%	19.90%	16.90%
Gain on cash proceeds from the sale and the fair value of retained interest and net liabilities		(18,115,000)							9,194,000
Proceeds from sale of subsidiary	12,740,000	12,740,000						12,740,000
Fair value of retained interest	102,000
Net liabilities of MED at the date of consolidation	3,648,000

Assets and Liabilities at Date of Deconsolidation (Detail)	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Mar. 26, 2013 Merlin Diamonds Ltd AUD	Dec. 31, 2012 Merlin Diamonds Ltd AUD
ASSETS
Current assets	1,714,000	$ 7,737,000	7,459,000	2,434,000	3,845,000	1,938,000
Receivables - affiliates		481,000	464,000		527,000	200,000
Other non-current assets					994,000	777,000
Property, plant and equipment	2,186,000	7,894,000	7,610,000	12,809,000	4,878,000	1,660,000
Mineral rights		14,621,000	14,095,000	15,493,000	13,745,000	14,095,000
Goodwill		1,134,000	1,093,000	1,093,000	1,093,000	1,093,000
Total Assets	7,550,000	36,292,000	34,987,000	36,906,000	25,082,000	19,763,000
LIABILITIES
Current liabilities	1,355,000	23,285,000	22,448,000	5,019,000	2,311,000	1,035,000
Reclamation and rehabilitation	66,000	1,134,000	1,093,000	969,000	1,008,000	1,007,000
Total Liabilities	1,485,000	26,813,000	25,849,000	8,744,000	3,319,000	2,042,000
Non-controlling interests		13,504,000	13,018,000	11,257,000	18,115,000	13,018,000
Net book value of assets at deconsolidation					3,648,000	4,703,000

Convertible Notes - Additional Information (Detail)	6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2013 AUD	Dec. 31, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Paradise Phosphate Pty Limited	Dec. 31, 2012 Financing Costs Paradise Phosphate Pty Limited USD ($)	Dec. 31, 2012 Financing Costs Paradise Phosphate Pty Limited AUD	Jun. 30, 2013 Convertible Notes AUD	Dec. 31, 2012 Convertible Notes AUD	Jun. 30, 2013 Convertible Notes Investment Funds Investment	Dec. 31, 2012 Convertible Notes Investment Funds Investment	Dec. 31, 2012 Convertible Notes Scenario, Previously Reported USD ($)	Dec. 31, 2012 Convertible Notes Scenario, Previously Reported AUD	Apr. 30, 2012 Convertible Notes Scenario, Previously Reported AUD
Short-term Debt [Line Items]
Notes amount	1,183,000		$ 1,200,000				7,500,000	7,500,000					2,500,000
Notes, maturity period from issue date							12 months	12 months
Number of Investment Funds									2	2
Interest at a nominal rate							10.00%	10.00%
Repayment of convertible notes							10,000,000	10,000,000
Repayment due date	Apr 29, 2013	May 10, 2013					Mar 10, 2013	Mar 10, 2013
Cash repayment	16,929,000	17,900,000	18,500,000
Principal amount of notes	10,000,000		10,000,000
Debt instrument rate repayment factor	0.66		0.625	0.66
Interest on notes	5,746,000	6,700,000									883,000	851,000
Accrued financing costs		6,441,000	$ 6,681,000		$ 5,798,000	5,590,000

Short Term Debt - Additional Information (Detail)	1 Months Ended			6 Months Ended	144 Months Ended	150 Months Ended
	May 24, 2013 USD ($)	May 24, 2013 AUD	Nov. 30, 2010 USD ($)	Jun. 30, 2013 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Nov. 30, 2010 Line of Credit
Participating Mortgage Loans [Line Items]
Credit facility			$ 3,200,000
Credit facility term			5 years
Interest on borrowings									6.70%
Borrowings under the credit facility agreement				2,541,000	2,510,000	2,541,000	2,472,000	2,600,000
Repayment of debt	$ 2,609,000	2,681,000		10,459,000	130,000	10,589,000

Net Deferred Tax Asset (Detail) (AUD) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Net operating loss carry-forward	13,470	10,119	42,502
Exploration expenditure	6,012	5,138	21,157
Less valuation allowance	(19,482)	(15,257)	(63,659)
Net deferred taxes
USA
Deferred tax assets
Net operating loss carry-forward	6,683	5,059	14,534
Exploration expenditure	6,012	5,138	19,702
Less valuation allowance	(12,695)	(10,197)	(34,236)
Net deferred taxes
Australia
Deferred tax assets
Net operating loss carry-forward	6,787	5,060	27,744
Less valuation allowance	(6,787)	(5,060)	(27,744)
Net deferred taxes

Income Taxes - Additional Information (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2012 USA AUD	Jun. 30, 2013 Australia AUD	Dec. 31, 2012 Australia AUD	Jun. 30, 2013 Legend International Holdings Inc AUD	Dec. 31, 2012 Legend International Holdings Inc AUD
Operating Loss Carryforwards [Line Items]
Tax payments from transactions						618,000
Operating loss carryforwards, which are subject to limitations			14,500,000
Operating loss carryforwards, which are subject to limitations, expiration period			Years 2024 through 2031
Net operating loss carryforwards, that do not have a definite expiration date				15,900,000	16,900,000
Current tax liability	$ 674,000	650,000					650,000

Subsequent Events - Additional Information (Detail)	1 Months Ended	6 Months Ended	12 Months Ended					84 Months Ended	144 Months Ended	150 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended				6 Months Ended					1 Months Ended
	Jan. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2010	Dec. 31, 2008 AUD	Dec. 31, 2007 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Mar. 12, 2013 Merlin Diamonds Ltd AUD	Jan. 18, 2013 Merlin Diamonds Ltd AUD	Dec. 31, 2012 Merlin Diamonds Ltd AUD	Dec. 31, 2011 Merlin Diamonds Ltd	Feb. 20, 2013 Subsequent Event USD ($)	Jan. 31, 2013 Subsequent Event AUD	Jan. 31, 2013 Subsequent Event SGD	Jan. 16, 2013 Subsequent Event USD ($)	Jun. 30, 2013 Subsequent Event USD ($)	Jun. 30, 2013 Subsequent Event AUD	Mar. 01, 2013 Subsequent Event USD ($)	Jan. 30, 2013 Subsequent Event AUD	Mar. 01, 2013 Subsequent Event Scenario, Previously Reported	Mar. 01, 2013 Subsequent Event Minimum	Mar. 12, 2013 Subsequent Event Merlin Diamonds Ltd AUD	Jan. 18, 2013 Subsequent Event Merlin Diamonds Ltd AUD	Mar. 12, 2013 Subsequent Event Merlin Diamonds Ltd Maximum
Subsequent Event [Line Items]
Stock issued, shares	142,500,000	142,500,000	22,640,725	22,640,725	7,572	66,282	42,000,000	65,582,358			35,000,000	24,000,000	3,656,000		45,000,000			150,000,000	52,500,000	52,500,000					35,000,000	24,000,000
Stock issued, value	$ 7,500,000	$ 7,125,000		2,255,726			110,028,293	29,761,285				5,040,000	580,000		$ 2,250,000			$ 7,500,000	$ 2,625,000							5,040,000
Cost of share issues			21,000	20,000					7,288,000	7,126,000									25,000
Proceeds from Lines of Credit																				700,000
Sale of Stock, Price Per Share	$ 0.05	$ 0.05									0.22	0.21						$ 0.05							0.22	0.21
Ownership percentage sold											19.90%	13.60%													19.90%	16.90%
Initial Public Offering, Completion Period																									10 days	60 days
Ownership interest		0.28%												50.69%													1.00%
Mineral rights			14,621,000	14,095,000	15,493,000				14,095,000
Goodwill			1,134,000	1,093,000	1,093,000				1,093,000
MED Agreement with Innopac	Jan 31, 2013
Share conversion ratio																1.67	1.67
Common stock weighted average price																0.28	0.2145
Exchange rate																1.28	1.28
Percentage of premium paid over average closing price																36.59%	36.59%
Closing price per share																						0.205
Common Stock Issued percentage																								50.00%
Common stock, shares authorized		1,250,000,000	1,250,000,000	1,250,000,000																	1,270,000,000		1,250,000,000
Common stock, par value			$ 0.001	0.001	0.001				0.001	0.001											$ 0.001
Preferred stock Value																					$ 20,000,000
Preferred stock, par value				0.001					0.001	0.001											$ 0.001

Summary Of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended			144 Months Ended	150 Months Ended	12 Months Ended				12 Months Ended
	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Dec. 31, 2012 Motor Vehicles Group 1	Dec. 31, 2012 Motor Vehicles Group 2	Dec. 31, 2012 Fixed Rate Debt USD ($)	Dec. 31, 2012 Fixed Rate Debt AUD	Dec. 31, 2012 Construction in Progress USD ($)	Dec. 31, 2012 Construction in Progress AUD	Dec. 31, 2011 Construction in Progress AUD	Dec. 31, 2012 Land and Building USD ($)	Dec. 31, 2012 Land and Building AUD	Dec. 31, 2012 Motor Vehicles USD ($)	Dec. 31, 2012 Motor Vehicles AUD
Significant Accounting Policies [Line Items]
Exchange rate used for conversion of financial statements presentation from Australian dollars to United States dollars					1.0373	1.0373
Changes in unrealized foreign currency translation adjustments							863,000	(1,063,000)	(1,063,000)
Comprehensive loss attributable to Legend shareholders	(713,000)	(3,960,000)	2,122,000	(9,819,000)	(24,293,000)	(23,420,000)	(43,214,000)	(170,990,000)	(168,868,000)
Depreciation expense			278,000	469,000	1,624,000	1,566,000	1,715,000
Accumulated depreciation			913,000		707,000	682,000	788,000
Net book value of assets sold/written off					3,899,000	3,759,000	418,000	3,759,000
Amount written off from construction in progress																940,000
Long-term Debt, Fair Value												2,603,000	2,509,000
Foreign currency transaction loss, before tax					18,000	16,000	45,000
Percentage of goods and services tax					10.00%	10.00%
Lease Agreement Term										2 years	3 years
Impairment Losses					260,000	250,000
Disposal of assets																	$ 3,486,000	3,361,000	$ 11,000	10,000

Concentration Of Risks - Additional Information (Detail)	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Jun. 30, 2012 AUD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 AUD	Dec. 31, 2010 AUD	Dec. 31, 2012 Australian Banking Institutions USD ($)	Dec. 31, 2012 Australian Banking Institutions AUD	Dec. 31, 2012 Other Banking Institutions USD ($)	Dec. 31, 2012 Other Banking Institutions AUD
Concentration Risk [Line Items]
Cash	78,000	$ 2,997,000	2,889,000	5,839,000	$ 1,778,000	1,714,000	25,166,000	$ 1,000	1,000	$ 3,000	3,000

Summary Unaudited Financial Information of TEU (Detail) (Top End Uranium Ltd, AUD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Top End Uranium Ltd
Schedule of Equity Method Investments [Line Items]
Current assets	1,116	3,618
Non- current assets	12	8
Total assets	1,128	3,626
Current liabilities	523	180
Total liabilities	523	180
Total shareholders' equity	605	3,446
Net profit/(loss)	(998)	(1,166)

Assumptions used to Estimate Fair Value of Stock Options (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Volatility		70.00%	70.00%
Dividend Yield
Risk-free rate		1.91%	1.91%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	5 years 6 months	5 years 6 months	5 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years 6 months	6 years 6 months	6 years 6 months

Reclamation and Remediation (Detail) (AUD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Environmental Exit Cost [Line Items]
Beginning Balance	969	926
Increase (Decrease) as a result of rehabilitation requirement on exploration undertaken during year	159	169
Decrease as a result of rehabilitation performed during the year	(35)	(126)
Ending Balance	1,093	969

Goodwill - Additional Information (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2012 Merlin Diamonds Ltd AUD
Goodwill [Line Items]
Goodwill	$ 1,134,000	1,093,000	1,093,000	1,093,000
Year of acquisition				2009
Fair value of net assets acquired				12,541,000
Business acquisition total purchase consideration				13,633,000

Mineral Rights - Additional Information (Detail)	3 Months Ended	6 Months Ended		12 Months Ended			144 Months Ended	150 Months Ended	12 Months Ended
	Jun. 30, 2012 AUD	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Dec. 31, 2012 Merlin Diamonds Ltd AUD
Mineral Rights [Line Items]
Acquisition mineral rights									18,873,000
Amortization of mineral rights	349,000	350,000	699,000	1,450,000	1,398,000	1,398,000	4,777,000	5,128,000
Mineral rights				$ 14,621,000	14,095,000	15,493,000	14,095,000

Long Term Debt - Additional Information (Detail)	1 Months Ended
	Nov. 30, 2010 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Nov. 30, 2010 Line of Credit
Participating Mortgage Loans [Line Items]
Credit facility	$ 3,200,000
Credit facility term	5 years
Interest on borrowings						6.70%
Borrowings under the credit facility agreement		$ 2,472,000	2,541,000	$ 2,600,000	2,510,000

Aggregate Amount of Payment Obligations on Debt (Detail) (AUD) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013	310
2014	332
2015	1,867
Total	2,509

Future Minimum Contractual Obligations Under Operating Leases (Detail) (Lease and Rental Expense, AUD) In Thousands, unless otherwise specified	Dec. 31, 2012
Lease and Rental Expense
Commitments and Contingencies Disclosure [Line Items]
2013	57
2014	27
Contractual Obligation, Total	84

Net Asset of MED included in Balance Sheet (Detail) In Thousands, unless otherwise specified	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2012 Merlin Diamonds Ltd AUD
Subsequent Event [Line Items]
Total assets	7,550	$ 36,292	34,987	36,906	18,671
Total liabilities	(1,485)	(26,813)	(25,849)	(8,744)	(2,042)
Non Controlling Interests		(13,504)	(13,018)	(11,257)	(13,018)
Net assets					3,611